Schedule of Investments (unaudited) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.(a)	1,832	$86,067
Aerojet Rocketdyne Holdings, Inc.(a)	4,402	175,992
AeroVironment, Inc.(a)	1,173	94,215
AerSale Corp.(a)	1,566	22,676
Astronics Corp.(a)	802	7,771
Axon Enterprise, Inc.(a)	3,648	409,306
Boeing Co.(a)	29,764	4,430,074
BWX Technologies, Inc.	5,316	276,007
Byrna Technologies, Inc.(a)(b)	889	5,263
Curtiss-Wright Corp.	2,277	325,406
Ducommun, Inc.(a)	463	23,645
General Dynamics Corp.	13,766	3,256,072
HEICO Corp.	2,509	354,346
HEICO Corp., Class A	4,166	485,922
Hexcel Corp.	4,786	260,167
Howmet Aerospace, Inc.	21,551	735,320
Huntington Ingalls Industries, Inc.	2,178	463,348
Kaman Corp.	1,670	65,147
Kratos Defense & Security Solutions, Inc.(a)	6,472	98,180
L3Harris Technologies, Inc.	10,786	2,505,156
Lockheed Martin Corp.	13,403	5,791,704
Maxar Technologies, Inc.	4,526	145,783
Mercury Systems, Inc.(a)	2,927	163,297
Moog, Inc., Class A	2,034	162,456
National Presto Industries, Inc.	532	37,841
Northrop Grumman Corp.	8,114	3,565,292
Park Aerospace Corp.	2,497	29,215
Parsons Corp.(a)	1,324	48,895
Raytheon Technologies Corp.	83,013	7,878,764
Spirit AeroSystems Holdings, Inc., Class A	6,049	254,300
Textron, Inc.	12,047	834,255
TransDigm Group, Inc.(a)	2,878	1,711,863
Triumph Group, Inc.(a)	3,986	89,845
Vectrus, Inc.(a)	1,014	36,605
Virgin Galactic Holdings Inc.(a)(b)	9,776	73,222
Woodward, Inc.	3,271	361,380

		35,264,797

Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.(a)	3,269	102,320
Atlas Air Worldwide Holdings, Inc.(a)	1,506	103,824
C.H. Robinson Worldwide, Inc.	7,066	750,056
Expeditors International of Washington, Inc.	9,320	923,332
FedEx Corp.	13,596	2,702,069
Forward Air Corp.	1,607	155,831
GXO Logistics, Inc.(a)	5,353	316,844
Hub Group, Inc., Class A(a)	1,752	117,664
Radiant Logistics, Inc.(a)	1,065	6,145
United Parcel Service, Inc., Class B	40,276	7,248,874

		12,426,959

Airlines(a) — 0.3%
Alaska Air Group, Inc.	6,770	368,220
Allegiant Travel Co.	769	119,341
American Airlines Group, Inc.	35,408	664,608
Copa Holdings SA, Class A(b)	1,681	126,697
Delta Air Lines, Inc.	34,736	1,494,690
Frontier Group Holdings, Inc.(b)	1,674	17,761
Hawaiian Holdings, Inc.	2,898	49,150
JetBlue Airways Corp.	17,926	197,365
Mesa Air Group, Inc.	1,258	4,277

Security	Shares	Value

Airlines (continued)
SkyWest, Inc.	2,859	$83,340
Southwest Airlines Co.	32,377	1,512,654
Spirit Airlines, Inc.	5,003	118,121
Sun Country Airlines Holdings, Inc.	2,011	55,323
United Airlines Holdings, Inc.	18,318	925,059

		5,736,606

Auto Components — 0.2%
Adient PLC(a)	5,529	188,760
American Axle & Manufacturing Holdings, Inc.(a)	6,123	40,534
Aptiv PLC(a)	15,030	1,599,192
BorgWarner, Inc.	13,316	490,428
Cooper-Standard Holdings, Inc.(a)(b)	597	2,752
Dana, Inc.	7,592	112,438
Dorman Products, Inc.(a)	1,364	134,654
Fox Factory Holding Corp.(a)	2,359	193,155
Gentex Corp.	12,782	375,152
Gentherm, Inc.(a)	1,943	130,997
Goodyear Tire & Rubber Co.(a)	15,578	207,499
LCI Industries	1,449	141,017
Lear Corp.	3,357	429,495
Modine Manufacturing Co.(a)	3,006	23,747
Motorcar Parts of America, Inc.(a)	702	10,677
Patrick Industries, Inc.	1,396	86,901
QuantumScape Corp.(a)(b)	14,310	213,791
Standard Motor Products, Inc.	1,011	43,149
Stoneridge, Inc.(a)	1,548	30,511
Tenneco, Inc., Class A(a)	3,547	60,902
Visteon Corp.(a)	1,367	143,139
XL Fleet Corp.(a)(b)	2,774	3,884
XPEL, Inc.(a)	1,008	43,616

		4,706,390

Automobiles — 2.1%
Arcimoto, Inc.(a)(b)	1,593	5,353
Canoo, Inc.(a)(b)	7,133	34,238
Fisker, Inc.(a)(b)	9,734	97,924
Ford Motor Co.	216,999	3,072,706
General Motors Co.(a)	76,118	2,885,633
Harley-Davidson, Inc.	8,797	320,651
Lordstown Motors Corp., Class A(a)(b)	5,606	12,221
Rivian Automotive, Inc., Class A(a)(b)	8,105	245,095
Tesla, Inc.(a)	46,255	40,277,004
Thor Industries, Inc.	2,960	226,588
Winnebago Industries, Inc.	2,035	108,221
Workhorse Group, Inc.(a)	6,200	18,662

		47,304,296

Banks — 3.9%
1st Source Corp.	2,496	108,002
Allegiance Bancshares, Inc.	1,063	43,434
Amalgamated Financial Corp.	666	11,715
Amerant Bancorp, Inc.	1,476	39,247
American National Bankshares, Inc.	234	8,129
Ameris Bancorp	3,711	154,749
Arrow Financial Corp.	496	15,525
Associated Banc-Corp.	9,965	198,802
Atlantic Union Bankshares Corp.	5,090	171,940
Banc of California, Inc.	6,112	110,260
BancFirst Corp.	1,536	125,568
Bancorp, Inc.(a)	1,904	43,202
Bank First Corp.	309	21,846
Bank of America Corp.	395,697	14,118,469
Bank of Hawaii Corp.	2,202	163,697

1

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank of Marin Bancorp	558	$17,443
Bank of NT Butterfield & Son Ltd.	2,766	88,595
Bank OZK	7,123	273,666
BankUnited, Inc.	3,269	122,718
Banner Corp.	981	52,680
Bar Harbor Bankshares	1,349	35,222
Berkshire Hills Bancorp, Inc.	2,000	49,480
Blue Ridge Bankshares, Inc.	1,301	18,956
BOK Financial Corp.	1,851	153,503
Brookline Bancorp, Inc.	2,260	32,680
Business First Bancshares, Inc.	1,155	25,595
Byline Bancorp, Inc.	1,662	38,991
Cadence Bank	6,933	173,602
Cambridge Bancorp	245	20,019
Camden National Corp.	528	23,628
Capital Bancorp, Inc.	643	14,474
Capital City Bank Group, Inc.	363	9,296
Capstar Financial Holdings, Inc.	1,127	22,709
Carter Bankshares, Inc.(a)(b)	1,048	17,145
Cathay General Bancorp	4,329	173,550
CBTX, Inc.	1,468	41,867
Central Pacific Financial Corp.	427	10,325
Citigroup, Inc.	110,338	5,319,395
Citizens & Northern Corp.	1,802	42,185
Citizens Financial Group, Inc.	27,171	1,070,537
City Holding Co.	442	34,202
Civista Bancshares, Inc.	808	16,823
CNB Financial Corp.	1,531	38,045
Coastal Financial Corp.(a)	714	29,303
Columbia Banking System, Inc.	2,735	76,799
Comerica, Inc.	7,247	593,529
Commerce Bancshares, Inc.	6,423	439,141
Community Bank System, Inc.	1,925	123,970
Community Trust Bancorp, Inc.	2,423	96,460
ConnectOne Bancorp, Inc.	2,102	58,562
CrossFirst Bankshares, Inc.(a)	2,745	35,163
Cullen/Frost Bankers, Inc.	3,216	425,445
Customers Bancorp, Inc.(a)	1,668	70,173
CVB Financial Corp.	7,213	166,043
Dime Community Bancshares, Inc.	1,767	55,554
Eagle Bancorp, Inc.	1,044	52,565
East West Bancorp, Inc.	7,729	551,078
Eastern Bankshares, Inc.	10,087	193,267
Enterprise Bancorp, Inc.	214	7,265
Enterprise Financial Services Corp.	1,968	86,927
Equity Bancshares, Inc., Class A	1,265	38,620
Farmers National Banc Corp.	1,865	28,572
FB Financial Corp.	1,697	65,385
Fidelity D&D Bancorp, Inc.	168	6,245
Fifth Third Bancorp	37,986	1,425,615
Financial Institutions, Inc.	1,577	43,904
First Bancorp, Inc.	314	8,839
First BanCorp, Puerto Rico	5,014	68,241
First Bancorp/Southern Pines NC	897	33,602
First Bancshares, Inc.	1,176	37,855
First Bank/Hamilton	1,767	25,197
First Busey Corp.	4,173	93,767
First Citizens BancShares, Inc., Class A	675	431,581
First Commonwealth Financial Corp.	3,047	41,074
First Community Bancshares, Inc.	576	15,339
First Financial Bancorp	3,434	70,225
First Financial Bankshares, Inc.	7,245	289,655
First Financial Corp.	515	21,949

Security	Shares	Value

Banks (continued)
First Foundation, Inc.	2,299	$51,084
First Hawaiian, Inc.	7,256	171,314
First Horizon Corp.	30,559	683,910
First Internet Bancorp	258	9,930
First Interstate Bancsystem, Inc., Class A	4,344	141,267
First Merchants Corp.	2,981	116,825
First Mid Bancshares, Inc.	847	30,526
First of Long Island Corp.	1,705	28,610
First Republic Bank	9,799	1,462,207
Flushing Financial Corp.	1,802	38,743
FNB Corp.	21,845	251,654
Fulton Financial Corp.	11,311	171,588
German American Bancorp, Inc.	1,941	68,129
Glacier Bancorp, Inc.	6,449	295,106
Great Southern Bancorp, Inc.	1,869	106,047
Guaranty Bancshares, Inc.	297	10,217
Hancock Whitney Corp.	5,243	245,215
Hanmi Financial Corp.	907	20,997
HarborOne Bancorp, Inc.	5,315	71,168
Heartland Financial USA, Inc.	2,318	101,459
Heritage Commerce Corp.	3,436	38,586
Heritage Financial Corp.	1,053	25,504
Hilltop Holdings, Inc.	3,539	90,209
Home BancShares, Inc.	8,335	180,203
HomeStreet, Inc.	954	38,723
HomeTrust Bancshares, Inc.	642	17,353
Hope Bancorp, Inc.	3,638	52,023
Horizon Bancorp, Inc.	2,632	46,007
Huntington Bancshares, Inc.	81,104	1,066,518
Independent Bank Corp.	3,093	186,691
Independent Bank Group, Inc.	1,861	126,176
International Bancshares Corp.	3,311	131,745
JPMorgan Chase & Co.	163,455	19,509,989
KeyCorp.	50,914	983,149
Lakeland Bancorp, Inc.	4,929	74,083
Lakeland Financial Corp.	1,121	81,631
Live Oak Bancshares, Inc.	1,658	70,183
M&T Bank Corp.	10,004	1,667,067
Macatawa Bank Corp.	816	7,140
Mercantile Bank Corp.	497	15,606
Meta Financial Group, Inc.	1,236	53,951
Metrocity Bankshares, Inc.	765	15,591
Metropolitan Bank Holding Corp.(a)	533	47,464
Mid Penn Bancorp, Inc.	806	20,819
Midland States Bancorp, Inc.	963	25,385
MidWestOne Financial Group, Inc.	1,021	30,507
MVB Financial Corp.	865	34,652
National Bank Holdings Corp., Class A	890	32,494
NBT Bancorp, Inc.	1,281	45,091
Nicolet Bankshares, Inc.(a)	940	76,497
Northrim BanCorp, Inc.	226	9,056
Northwest Bancshares, Inc.	4,246	53,839
OceanFirst Financial Corp.	4,668	87,432
OFG Bancorp	1,912	50,821
Old National Bancorp	13,685	207,465
Old Second Bancorp, Inc.	606	8,345
Origin Bancorp, Inc.	1,892	71,291
Orrstown Financial Services, Inc.	348	8,206
Pacific Premier Bancorp, Inc.	3,852	120,799
PacWest Bancorp	6,735	221,514
Park National Corp.	1,046	123,271
Peapack-Gladstone Financial Corp.	1,216	37,684
Peoples Bancorp, Inc.	3,439	94,297

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Peoples Financial Services Corp.	546	$27,103
Pinnacle Financial Partners, Inc.	4,175	323,771
PNC Financial Services Group, Inc.	23,587	3,917,801
Popular, Inc.	4,644	362,186
Preferred Bank/Los Angeles CA	305	20,472
Premier Financial Corp.	1,940	51,488
Primis Financial Corp.	1,942	26,508
Prosperity Bancshares, Inc.	5,101	333,503
QCR Holdings, Inc.	904	49,078
RBB Bancorp	350	7,487
Red River Bancshares, Inc.	282	15,299
Regions Financial Corp.	53,536	1,109,266
Renasant Corp.	1,899	56,571
Republic Bancorp, Inc., Class A	1,265	52,725
Republic First Bancorp, Inc.(a)	1,213	5,082
S&T Bancorp, Inc.	1,247	35,240
Sandy Spring Bancorp, Inc.	2,975	116,828
Seacoast Banking Corp. of Florida	2,936	95,420
ServisFirst Bancshares, Inc.	2,937	235,900
Sierra Bancorp	1,347	29,297
Signature Bank	3,312	802,332
Silvergate Capital Corp., Class A(a)	1,365	159,650
Simmons First National Corp., Class A	6,948	165,849
SmartFinancial, Inc.	348	8,533
South Plains Financial, Inc.	1,099	26,541
South State Corp.	4,285	331,830
Southern First Bancshares, Inc.(a)	161	7,358
Southside Bancshares, Inc.	1,208	47,342
Stock Yards Bancorp, Inc.	1,115	58,292
Summit Financial Group, Inc.	488	13,298
SVB Financial Group(a)	3,169	1,545,331
Synovus Financial Corp.	8,407	349,227
Texas Capital Bancshares, Inc.(a)	3,041	156,186
Tompkins Financial Corp.	1,151	84,023
Towne Bank	6,068	167,295
Trico Bancshares	1,297	48,702
TriState Capital Holdings, Inc.(a)	1,824	55,103
Triumph Bancorp, Inc.(a)	1,435	99,646
Truist Financial Corp.	73,359	3,546,908
Trustmark Corp.	3,530	98,416
U.S. Bancorp	74,806	3,632,579
UMB Financial Corp.	2,493	224,819
Umpqua Holdings Corp.	13,358	220,941
United Bankshares, Inc.	7,086	235,680
United Community Banks, Inc.	3,642	109,770
Univest Financial Corp.	4,249	107,075
Valley National Bancorp	22,509	269,658
Veritex Holdings, Inc.	1,506	49,472
Washington Federal, Inc.	4,414	134,318
Washington Trust Bancorp, Inc.	832	39,054
Webster Financial Corp.	9,563	478,054
Wells Fargo & Co.	216,042	9,425,912
WesBanco, Inc.	4,292	138,374
West BanCorp., Inc.	1,337	33,425
Westamerica BanCorp	987	58,154
Western Alliance Bancorp	5,773	439,383
Wintrust Financial Corp.	3,413	298,023
Zions Bancorp NA	8,469	478,583

		90,056,039

Beverages — 1.5%
Boston Beer Co., Inc., Class A(a)	515	193,125
Brown-Forman Corp., Class A	2,241	139,883

Security	Shares	Value

Beverages (continued)
Brown-Forman Corp., Class B	10,217	$689,035
Celsius Holdings, Inc.(a)	3,193	166,036
Coca-Cola Co.	215,437	13,919,385
Coca-Cola Consolidated, Inc.	267	117,881
Constellation Brands, Inc., Class A	8,698	2,140,491
Duckhorn Portfolio, Inc.(a)(b)	2,594	50,375
Keurig Dr Pepper, Inc.	38,871	1,453,775
MGP Ingredients, Inc.	794	72,516
Molson Coors Beverage Co., Class B	9,932	537,718
Monster Beverage Corp.(a)	20,323	1,741,275
National Beverage Corp.	1,540	67,883
PepsiCo, Inc.	76,697	13,169,642
Primo Water Corp.	8,535	124,952

		34,583,972

Biotechnology — 2.3%
2seventy bio, Inc.(a)	1,192	16,044
4D Molecular Therapeutics, Inc.(a)	982	11,696
89bio, Inc.(a)	289	627
AbbVie, Inc.	98,219	14,426,407
ACADIA Pharmaceuticals, Inc.(a)	6,428	118,532
Adagio Therapeutics, Inc.(a)(b)	2,455	7,021
Adicet Bio, Inc.(a)	1,548	22,818
Aduro Biotech, Inc.(c)	400	1,200
Adverum Biotechnologies, Inc.(a)	3,722	3,983
Aeglea BioTherapeutics, Inc.(a)(b)	2,074	2,987
Aerovate Therapeutics, Inc.(a)	1,610	20,527
Affimed NV(a)	6,814	25,621
Agenus, Inc.(a)	12,516	23,155
Agios Pharmaceuticals, Inc.(a)(b)	3,560	78,213
Akebia Therapeutics, Inc.(a)	13,498	5,604
Akero Therapeutics, Inc.(a)	963	10,102
Akouos, Inc.(a)(b)	2,027	5,676
Alaunos Therapeutics, Inc.(a)	9,111	4,842
Albireo Pharma, Inc.(a)	609	19,378
Aldeyra Therapeutics, Inc.(a)	2,558	7,853
Alector, Inc.(a)	2,986	28,666
Aligos Therapeutics, Inc.(a)	956	1,128
Alkermes PLC(a)	9,214	265,824
Allakos, Inc.(a)	1,995	7,521
Allogene Therapeutics, Inc.(a)(b)	3,795	31,688
Allovir, Inc.(a)(b)	1,851	8,422
Alnylam Pharmaceuticals, Inc.(a)	6,657	888,244
Altimmune, Inc.(a)(b)	1,708	7,720
ALX Oncology Holdings, Inc.(a)	841	10,748
Amgen, Inc.	31,055	7,241,715
Amicus Therapeutics, Inc.(a)	13,772	97,506
AnaptysBio, Inc.(a)	865	20,241
Anavex Life Sciences Corp.(a)(b)	3,482	29,910
Anika Therapeutics, Inc.(a)	1,304	28,075
Annexon, Inc.(a)	2,127	5,424
Apellis Pharmaceuticals, Inc.(a)	4,213	183,392
Applied Molecular Transport, Inc.(a)	933	4,003
Applied Therapeutics, Inc.(a)(b)	1,299	2,559
AquaBounty Technologies, Inc.(a)(b)	3,889	5,211
Arbutus Biopharma Corp.(a)	7,498	17,470
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,279	24,787
Arcus Biosciences, Inc.(a)(b)	2,735	66,214
Arcutis Biotherapeutics, Inc.(a)(b)	1,650	33,313
Ardelyx, Inc.(a)(b)	5,313	4,372
Arrowhead Pharmaceuticals, Inc.(a)	5,536	227,585
Atara Biotherapeutics, Inc.(a)(b)	4,529	28,804
Athenex, Inc.(a)	2,643	1,269

3

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Athersys, Inc.(a)	6,963	$3,413
Atossa Therapeutics, Inc.(a)(b)	6,050	6,111
Atreca, Inc., Class A(a)	1,687	3,307
Avid Bioservices, Inc.(a)(b)	3,513	47,285
Avidity Biosciences, Inc.(a)	1,781	25,468
Avita Medical, Inc.(a)(b)	1,264	7,710
Avrobio, Inc.(a)(b)	1,777	1,640
Beam Therapeutics, Inc.(a)(b)	2,869	107,674
Beyondspring, Inc.(a)	4,406	6,697
BioAtla, Inc.(a)(b)	811	2,822
BioCryst Pharmaceuticals, Inc.(a)	9,050	84,074
Biogen, Inc.(a)	8,090	1,678,190
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	3,130	279,102
BioMarin Pharmaceutical, Inc.(a)	10,364	843,111
Bioxcel Therapeutics, Inc.(a)	1,041	13,648
Black Diamond Therapeutics, Inc.(a)(b)	546	1,327
Bluebird Bio, Inc.(a)	3,578	12,988
Blueprint Medicines Corp.(a)(b)	3,266	190,571
Bolt Biotherapeutics, Inc.(a)(b)	1,119	1,746
Bridgebio Pharma, Inc.(a)	5,906	47,366
C4 Therapeutics, Inc.(a)	2,279	19,531
Cardiff Oncology, Inc.(a)(b)	2,894	3,878
CareDx, Inc.(a)	2,931	89,220
Caribou Biosciences, Inc.(a)	4,018	29,733
Catalyst Pharmaceuticals, Inc.(a)	7,043	53,668
Celldex Therapeutics, Inc.(a)	2,529	77,261
CEL-SCI Corp.(a)(b)	2,268	6,486
Century Therapeutics, Inc.(a)	1,185	14,244
Cerevel Therapeutics Holdings, Inc.(a)	2,455	71,882
ChemoCentryx, Inc.(a)	3,416	63,059
Chimerix, Inc.(a)	2,973	13,081
Chinook Therapeutics, Inc.(a)	1,931	29,216
Clene, Inc.(a)(b)	2,307	5,975
Clovis Oncology, Inc.(a)(b)	3,846	7,692
Codiak Biosciences, Inc.(a)(b)	1,043	3,087
Cogent Biosciences, Inc.(a)	2,592	16,641
Coherus Biosciences, Inc.(a)	3,643	32,933
Contra Zogenix, Inc.	2,357	1,603
Cortexyme, Inc.(a)(b)	1,076	3,938
Crinetics Pharmaceuticals, Inc.(a)	2,325	47,244
Cue Biopharma, Inc.(a)	2,621	10,379
Cullinan Oncology, Inc.(a)(b)	976	9,575
CureVac NV(a)(b)	3,051	52,142
Curis, Inc.(a)	4,358	3,982
Cytokinetics, Inc.(a)	4,559	181,767
CytomX Therapeutics, Inc.(a)	4,560	7,798
Day One Biopharmaceuticals, Inc.(a)	1,120	9,542
Deciphera Pharmaceuticals, Inc.(a)(b)	2,226	22,527
Denali Therapeutics, Inc.(a)	5,054	120,285
DermTech, Inc.(a)(b)	1,193	10,200
Design Therapeutics, Inc.(a)	954	11,391
Dynavax Technologies Corp.(a)(b)	6,384	56,371
Dyne Therapeutics, Inc.(a)	1,550	12,369
Eagle Pharmaceuticals, Inc.(a)	611	26,963
Editas Medicine, Inc.(a)	3,741	49,531
Eiger Biopharmaceuticals, Inc.(a)	1,014	6,966
Emergent BioSolutions, Inc.(a)	2,980	96,492
Enanta Pharmaceuticals, Inc.(a)	1,355	87,262
Epizyme, Inc.(a)	3,608	2,329
Erasca, Inc.(a)(b)	3,958	28,814
Evelo Biosciences, Inc.(a)(b)	1,111	2,744
Exact Sciences Corp.(a)	9,655	531,508
Exagen, Inc.(a)(b)	1,879	11,462

Security	Shares	Value

Biotechnology (continued)
Exelixis, Inc.(a)	17,226	$384,829
Fate Therapeutics, Inc.(a)	4,554	130,062
FibroGen, Inc.(a)	4,502	41,869
Foghorn Therapeutics, Inc.(a)	1,251	14,499
Forma Therapeutics Holdings, Inc.(a)	1,944	14,697
Forte Biosciences, Inc.(a)(b)	598	688
Fortress Biotech, Inc.(a)(b)	6,297	6,927
Frequency Therapeutics, Inc.(a)(b)	1,215	1,580
G1 Therapeutics, Inc.(a)(b)	2,234	11,483
Generation Bio Co.(a)(b)	2,726	17,256
Geron Corp.(a)(b)	13,028	18,369
Gilead Sciences, Inc.	70,061	4,157,420
Global Blood Therapeutics, Inc.(a)	3,164	97,135
Gossamer Bio, Inc.(a)	2,626	18,146
Graphite Bio, Inc.(a)	1,533	6,163
Gritstone bio, Inc.(a)	1,243	3,219
Halozyme Therapeutics, Inc.(a)	7,709	307,589
Harpoon Therapeutics, Inc.(a)	690	1,553
Heron Therapeutics, Inc.(a)(b)	5,088	22,998
Homology Medicines, Inc.(a)	2,223	3,690
Horizon Therapeutics PLC(a)	12,207	1,203,122
Humanigen, Inc.(a)(b)	2,325	4,371
iBio, Inc.(a)	16,470	4,819
Icosavax, Inc.(a)	890	6,453
Ideaya Biosciences, Inc.(a)	1,859	17,828
IGM Biosciences, Inc.(a)(b)	534	8,939
Imago Biosciences, Inc.(a)	1,182	19,326
Immuneering Corp., Class A(a)(b)	860	4,274
ImmunityBio, Inc.(a)(b)	3,425	12,433
ImmunoGen, Inc.(a)	10,990	53,082
Immunovant, Inc.(a)	1,328	6,122
Incyte Corp.(a)	10,405	779,959
Infinity Pharmaceuticals, Inc.(a)(b)	6,820	5,382
Inhibrx, Inc.(a)	1,399	22,174
Inovio Pharmaceuticals, Inc.(a)(b)	12,025	32,828
Inozyme Pharma, Inc.(a)	1,258	4,969
Insmed, Inc.(a)	6,318	138,806
Instil Bio, Inc.(a)(b)	3,486	24,646
Intellia Therapeutics, Inc.(a)	3,860	189,256
Intercept Pharmaceuticals, Inc.(a)(b)	997	15,663
Ionis Pharmaceuticals, Inc.(a)(b)	8,186	300,917
Iovance Biotherapeutics, Inc.(a)	8,484	128,533
Ironwood Pharmaceuticals, Inc.(a)(b)	8,803	105,636
iTeos Therapeutics, Inc.(a)	952	25,409
IVERIC bio, Inc.(a)	7,350	101,797
Janux Therapeutics, Inc.(a)	958	9,427
Jounce Therapeutics, Inc.(a)	2,971	15,746
KalVista Pharmaceuticals, Inc.(a)	672	8,555
Karuna Therapeutics, Inc.(a)	1,161	129,405
Karyopharm Therapeutics, Inc.(a)	2,939	17,928
Keros Therapeutics, Inc.(a)	1,105	58,576
Kezar Life Sciences, Inc.(a)(b)	2,971	35,295
Kiniksa Pharmaceuticals Ltd., Class A(a)	935	8,724
Kinnate Biopharma, Inc.(a)	1,144	8,546
Kodiak Sciences, Inc.(a)	1,928	11,607
Kronos Bio, Inc.(a)(b)	2,376	11,238
Krystal Biotech, Inc.(a)	950	57,579
Kura Oncology, Inc.(a)(b)	3,343	47,972
Kymera Therapeutics, Inc.(a)	1,869	58,593
Lexicon Pharmaceuticals, Inc.(a)(b)	1,529	2,767
Ligand Pharmaceuticals, Inc.(a)	802	74,474
Lineage Cell Therapeutics, Inc.(a)(b)	8,090	9,870
Lyell Immunopharma, Inc.(a)(b)	6,826	35,017

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
MacroGenics, Inc.(a)	3,347	$23,931
Madrigal Pharmaceuticals, Inc.(a)(b)	600	42,000
Magenta Therapeutics, Inc.(a)	606	867
MannKind Corp.(a)	15,218	47,632
MEI Pharma, Inc.(a)(b)	4,856	2,387
MeiraGTx Holdings PLC(a)	2,029	20,878
Mersana Therapeutics, Inc.(a)	3,619	12,594
MiMedx Group, Inc.(a)	5,597	22,108
Mirati Therapeutics, Inc.(a)	2,496	154,228
Moderna, Inc.(a)	18,774	2,523,413
Molecular Templates, Inc.(a)(b)	873	1,484
Monte Rosa Therapeutics, Inc.(a)(b)	998	10,878
Morphic Holding, Inc.(a)	1,057	32,038
Mustang Bio, Inc.(a)(b)	6,462	4,812
Myriad Genetics, Inc.(a)	3,955	81,077
Natera, Inc.(a)	4,869	170,999
Neoleukin Therapeutics, Inc.(a)	1,127	1,375
Neurocrine Biosciences, Inc.(a)	5,568	501,287
NexImmune, Inc.(a)	1,595	3,365
Nkarta, Inc.(a)	599	11,046
Novavax, Inc.(a)(b)	4,324	194,883
Nurix Therapeutics, Inc.(a)	1,735	19,206
Nuvalent, Inc., Class A(a)	2,068	21,280
Ocugen, Inc.(a)(b)	9,292	20,349
Olema Pharmaceuticals, Inc.(a)	1,816	4,631
Oncocyte Corp.(a)(b)	4,037	4,683
Oncorus, Inc.(a)	1,407	1,646
Organogenesis Holdings, Inc.(a)	2,184	14,065
ORIC Pharmaceuticals, Inc.(a)(b)	2,033	6,750
Outlook Therapeutics, Inc.(a)	10,081	15,626
Oyster Point Pharma, Inc.(a)	333	2,125
Passage Bio, Inc.(a)	1,051	2,049
PMV Pharmaceuticals, Inc.(a)	1,368	19,822
Poseida Therapeutics, Inc.(a)	2,547	7,870
Praxis Precision Medicines, Inc.(a)(b)	1,900	15,390
Precigen, Inc.(a)(b)	5,740	7,634
Precision BioSciences, Inc.(a)	3,411	6,788
Prelude Therapeutics, Inc.(a)(b)	414	1,900
Prometheus Biosciences, Inc.(a)(b)	2,220	58,386
Protagonist Therapeutics, Inc.(a)	2,080	18,907
Prothena Corp. PLC(a)	2,076	60,536
PTC Therapeutics, Inc.(a)	3,618	127,824
Puma Biotechnology, Inc.(a)	955	2,254
Radius Health, Inc.(a)	2,817	19,268
Rapt Therapeutics, Inc.(a)	1,138	17,218
Recursion Pharmaceuticals, Inc., Class A(a)(b)	6,877	42,637
Regeneron Pharmaceuticals, Inc.(a)	5,690	3,750,336
REGENXBIO, Inc.(a)	2,116	58,740
Relay Therapeutics, Inc.(a)	4,407	105,019
Replimune Group, Inc.(a)	1,503	25,205
Revolution Medicines, Inc.(a)(b)	3,048	60,869
Rhythm Pharmaceuticals, Inc.(a)	2,428	15,199
Rigel Pharmaceuticals, Inc.(a)	11,055	26,090
Rocket Pharmaceuticals, Inc.(a)(b)	2,057	21,146
Rubius Therapeutics, Inc.(a)	2,618	4,346
Sage Therapeutics, Inc.(a)	3,162	99,666
Sana Biotechnology, Inc.(a)(b)	5,009	37,818
Sangamo Therapeutics, Inc.(a)	6,311	26,191
Sarepta Therapeutics, Inc.(a)	4,559	329,707
Scholar Rock Holding Corp.(a)	1,312	9,276
Seagen, Inc.(a)	7,518	984,933
Selecta Biosciences, Inc.(a)(b)	4,872	3,733

Security	Shares	Value

Biotechnology (continued)
Sensei Biotherapeutics, Inc.(a)(b)	2,196	$3,404
Seres Therapeutics, Inc.(a)	3,502	16,564
Sesen Bio, Inc.(a)(b)	8,602	3,270
Shattuck Labs, Inc.(a)	1,567	6,017
Silverback Therapeutics, Inc.(a)	896	2,787
Solid Biosciences, Inc.(a)	9,479	5,308
Sorrento Therapeutics, Inc.(a)(b)	17,259	26,061
Spectrum Pharmaceuticals, Inc.(a)(b)	8,396	6,781
Spero Therapeutics, Inc.(a)	858	4,170
SpringWorks Therapeutics, Inc.(a)	1,472	63,164
SQZ Biotechnologies Co.(a)	1,721	6,350
Stoke Therapeutics, Inc.(a)	1,062	15,335
Surface Oncology, Inc.(a)(b)	3,510	7,441
Sutro Biopharma, Inc.(a)	2,510	15,085
Syndax Pharmaceuticals, Inc.(a)	2,263	37,951
Syros Pharmaceuticals, Inc.(a)(b)	1,897	1,597
Taysha Gene Therapies, Inc.(a)	1,155	4,227
TCR2 Therapeutics, Inc.(a)	1,361	2,899
Tenaya Therapeutics, Inc.(a)(b)	1,213	11,184
TG Therapeutics, Inc.(a)	7,337	50,919
Tonix Pharmaceuticals Holding Corp.(a)(b)	19,969	2,913
Travere Therapeutics, Inc.(a)	3,424	86,045
Trevena, Inc.(a)(b)	11,790	3,496
Turning Point Therapeutics, Inc.(a)	2,336	68,772
Twist Bioscience Corp.(a)(b)	2,643	76,224
Ultragenyx Pharmaceutical, Inc.(a)	3,561	251,727
United Therapeutics Corp.(a)	2,464	437,508
UroGen Pharma Ltd.(a)(b)	839	5,923
Vanda Pharmaceuticals, Inc.(a)	2,945	29,214
Vaxart, Inc.(a)(b)	6,011	20,918
Vaxcyte, Inc.(a)	2,000	48,420
VBI Vaccines, Inc.(a)	9,724	12,155
Vera Therapeutics, Inc.(a)	1,118	22,360
Veracyte, Inc.(a)	4,032	82,535
Verastem, Inc.(a)(b)	8,381	11,901
Vericel Corp.(a)	2,424	69,084
Vertex Pharmaceuticals, Inc.(a)	14,136	3,862,238
Verve Therapeutics, Inc.(a)(b)	2,499	37,285
Viking Therapeutics, Inc.(a)	2,199	5,234
Vir Biotechnology, Inc.(a)	3,577	72,792
Viracta Therapeutics, Inc.(a)(b)	1,898	4,840
VistaGen Therapeutics, Inc.(a)(b)	9,627	12,226
Vor BioPharma, Inc.(a)(b)	1,725	9,884
Werewolf Therapeutics, Inc.(a)	1,948	8,669
XBiotech, Inc.	663	5,145
Xencor, Inc.(a)	3,012	75,240
XOMA Corp.(a)	708	13,615
Y-mAbs Therapeutics, Inc.(a)	1,877	15,767
Zentalis Pharmaceuticals, Inc.(a)	2,156	57,177

		54,109,574

Building Products — 0.6%
A O Smith Corp.	7,272	424,903
AAON, Inc.	2,286	111,420
Advanced Drainage Systems, Inc.	3,310	339,143
Allegion PLC	4,821	550,751
American Woodmark Corp.(a)	907	42,493
Apogee Enterprises, Inc.	1,427	62,788
Armstrong World Industries, Inc.	2,729	231,037
AZEK Co., Inc.(a)	6,245	132,644
Builders FirstSource, Inc.(a)	10,440	642,791
Caesarstone Ltd.	2,414	23,730
Carlisle Cos., Inc.	2,884	747,994

5

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Carrier Global Corp.	48,063	$1,839,371
Cornerstone Building Brands, Inc.(a)	2,814	68,633
CSW Industrials, Inc.	854	90,105
Fortune Brands Home & Security, Inc.	7,484	533,235
Gibraltar Industries, Inc.(a)	1,619	61,263
Griffon Corp.	2,372	44,380
Hayward Holdings, Inc.(a)(b)	2,852	45,347
Insteel Industries, Inc.(b)	1,232	52,261
JELD-WEN Holding, Inc.(a)	6,029	125,343
Johnson Controls International PLC	38,740	2,319,364
Lennox International, Inc.	1,784	380,331
Masco Corp.	13,425	707,363
Masonite International Corp.(a)	1,365	105,815
Owens Corning	5,460	496,478
PGT Innovations, Inc.(a)	2,429	43,163
Quanex Building Products Corp.	1,892	36,364
Resideo Technologies, Inc.(a)	8,359	187,994
Simpson Manufacturing Co., Inc.	2,467	255,754
Trane Technologies PLC.	12,880	1,801,783
Trex Co., Inc.(a)	6,545	380,853
UFP Industries, Inc.	3,315	256,482
View, Inc.(a)(b)	4,259	6,559
Zurn Water Solutions Corp.	6,517	203,461

		13,351,396

Capital Markets — 2.9%
Affiliated Managers Group, Inc.	2,283	286,676
Ameriprise Financial, Inc.	6,169	1,637,808
Ares Management Corp., Class A	8,136	538,766
Artisan Partners Asset Management, Inc., Class A	3,461	111,237
Assetmark Financial Holdings, Inc.(a)	965	18,557
Associated Capital Group, Inc., Class A	82	3,247
B. Riley Financial, Inc.	1,026	46,334
Bank of New York Mellon Corp.	40,721	1,712,725
BGC Partners, Inc., Class A	17,841	64,763
BlackRock, Inc.(d)	7,945	4,963,083
Blackstone, Inc.	38,777	3,938,580
Blucora, Inc.(a)	2,865	58,016
Brightsphere Investment Group, Inc.	3,261	65,350
Carlyle Group, Inc.	8,999	326,574
Cboe Global Markets, Inc.	6,058	684,433
Charles Schwab Corp.	83,550	5,541,872
CME Group, Inc.	19,962	4,378,465
Cohen & Steers, Inc.	1,418	110,164
Cowen, Inc., Class A	1,474	33,681
Diamond Hill Investment Group, Inc.	101	17,005
Donnelley Financial Solutions, Inc.(a)	2,020	59,125
Evercore, Inc., Class A	1,983	209,702
FactSet Research Systems, Inc.	2,103	848,539
Federated Hermes, Inc.	5,140	146,387
Focus Financial Partners, Inc., Class A(a)	3,327	131,250
Franklin Resources, Inc.	15,988	393,145
GAMCO Investors, Inc., Class A	133	2,656
GCM Grosvenor, Inc., Class A	2,165	17,861
Goldman Sachs Group, Inc.	18,128	5,537,923
Greenhill & Co., Inc.	768	9,300
Hamilton Lane, Inc., Class A	2,018	138,394
Houlihan Lokey, Inc.	2,806	233,712
Interactive Brokers Group, Inc., Class A	4,488	267,305
Intercontinental Exchange, Inc.	31,069	3,598,101
Invesco Ltd.	18,509	340,195
Janus Henderson Group PLC	9,719	296,235
Jefferies Financial Group, Inc.	12,082	371,642

Security	Shares	Value

Capital Markets (continued)
KKR & Co., Inc.	30,664	$1,562,944
Lazard Ltd., Class A	5,897	193,245
LPL Financial Holdings, Inc.	4,425	831,325
MarketAxess Holdings, Inc.	2,055	541,719
Moelis & Co., Class A	3,504	155,087
Moody’s Corp.	8,975	2,840,408
Morgan Stanley	73,681	5,937,952
Morningstar, Inc.	1,322	334,770
MSCI, Inc.	4,439	1,869,929
Nasdaq, Inc.	6,513	1,024,951
Northern Trust Corp.	11,365	1,171,163
Open Lending Corp., Class A(a)	5,715	77,953
Oppenheimer Holdings, Inc., Class A	713	22,973
Piper Sandler Cos.	951	109,346
PJT Partners, Inc., Class A	1,317	86,909
Pzena Investment Management, Inc., Class A	1,238	7,787
Raymond James Financial, Inc.	10,194	993,507
S&P Global, Inc.	19,293	7,263,814
Sculptor Capital Management, Inc.	904	9,456
SEI Investments Co.	5,883	327,801
State Street Corp.	20,370	1,364,179
StepStone Group, Inc., Class A	2,480	63,538
Stifel Financial Corp.	5,639	348,772
StoneX Group, Inc.(a)	909	61,612
T Rowe Price Group, Inc.	12,641	1,555,349
Tradeweb Markets, Inc., Class A	5,850	416,462
Virtu Financial, Inc., Class A	4,942	142,725
Virtus Investment Partners, Inc.	369	65,372
WisdomTree Investments, Inc.	4,011	23,384

		66,543,240

Chemicals — 1.4%
AdvanSix, Inc.	1,773	78,970
Air Products & Chemicals, Inc.	12,228	2,862,208
Albemarle Corp.	6,495	1,252,431
American Vanguard Corp.	2,757	59,000
Amyris, Inc.(a)(b)	10,201	34,990
Ashland Global Holdings, Inc.	3,129	328,451
Aspen Aerogels, Inc.(a)	1,334	28,814
Avient Corp.	4,809	236,795
Axalta Coating Systems Ltd.(a)	11,539	292,745
Balchem Corp.	1,825	224,840
Cabot Corp.	3,145	207,098
Celanese Corp.	5,996	881,052
CF Industries Holdings, Inc.	11,782	1,140,851
Chase Corp.	398	33,575
Chemours Co.	9,311	307,915
Corteva, Inc.	40,758	2,351,329
Danimer Scientific, Inc.(a)(b)	6,007	23,548
Diversey Holdings Ltd.(a)	4,610	35,681
Dow, Inc.	39,920	2,654,680
DuPont de Nemours, Inc.	28,309	1,866,412
Eastman Chemical Co.	7,435	763,352
Ecolab, Inc.	13,800	2,336,892
Ecovyst, Inc.	2,650	26,659
Element Solutions, Inc.	13,142	270,988
FMC Corp.	7,060	935,732
FutureFuel Corp.	1,697	16,139
GCP Applied Technologies, Inc.(a)	3,510	110,109
Hawkins, Inc.	1,121	41,791
HB Fuller Co.	2,974	198,366
Huntsman Corp.	11,415	386,626
Ingevity Corp.(a)	2,428	145,437

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Innospec, Inc.	1,590	$151,543
International Flavors & Fragrances, Inc.	14,011	1,699,534
Intrepid Potash, Inc.(a)	545	41,736
Koppers Holdings, Inc.	682	16,545
Kronos Worldwide, Inc.	777	11,826
Livent Corp.(a)	8,761	187,135
LyondellBasell Industries NV, Class A	14,531	1,540,722
Marrone Bio Innovations, Inc.(a)(b)	16,704	19,377
Minerals Technologies, Inc.	2,032	129,256
Mosaic Co.	20,407	1,273,805
NewMarket Corp.	374	121,404
Olin Corp.	7,904	453,690
Orion Engineered Carbons SA	3,373	50,932
PPG Industries, Inc.	13,000	1,663,870
PureCycle Technologies, Inc.(a)	1,658	12,932
Quaker Chemical Corp.	723	117,639
Rayonier Advanced Materials, Inc.(a)(b)	5,464	28,030
RPM International, Inc.	7,053	584,694
Schweitzer-Mauduit International, Inc.	1,765	44,407
Scotts Miracle-Gro Co.	2,257	234,570
Sensient Technologies Corp.	2,401	203,125
Sherwin-Williams Co.	13,304	3,658,068
Stepan Co.	1,165	118,958
Tredegar Corp.	2,663	30,491
Trinseo PLC	2,403	114,022
Tronox Holdings PLC, Class A	6,792	116,822
Valvoline, Inc.	10,180	307,741
Westlake Corp.	1,891	239,306
Zymergen, Inc.(a)(b)	5,828	9,791

		33,315,447

Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	4,075	196,700
ACCO Brands Corp.	3,640	26,681
Aris Water Solution, Inc.	1,316	22,293
Brady Corp., Class A	2,472	110,622
BrightView Holdings, Inc.(a)	2,533	32,068
Brink’s Co.	2,522	148,672
Casella Waste Systems, Inc., Class A(a)	2,786	229,121
CECO Environmental Corp.(a)	925	4,394
Cimpress PLC(a)(b)	966	48,793
Cintas Corp.	4,897	1,945,382
Clean Harbors, Inc.(a)	2,937	308,179
Copart, Inc.(a)(b)	11,396	1,295,155
CoreCivic, Inc.(a)	6,112	75,972
Deluxe Corp.	2,249	60,903
Driven Brands Holdings, Inc.(a)	2,760	76,976
Ennis, Inc.	1,476	25,461
Geo Group, Inc.(a)	4,668	30,482
Harsco Corp.(a)	4,861	49,679
Healthcare Services Group, Inc.	3,929	67,147
Heritage-Crystal Clean, Inc.(a)	397	10,838
HNI Corp.	2,341	83,433
IAA, Inc.(a)	7,428	272,236
Interface, Inc.	3,303	41,915
KAR Auction Services, Inc.(a)	7,187	105,361
Kimball International, Inc., Class B	1,050	8,064
Matthews International Corp., Class A	2,063	61,498
MillerKnoll, Inc.	3,897	123,652
Montrose Environmental Group, Inc.(a)(b)	1,392	63,155
MSA Safety, Inc.	2,049	247,294
Pitney Bowes, Inc.	4,309	22,709

Security	Shares	Value

Commercial Services & Supplies (continued)
Republic Services, Inc.	11,533	$1,548,536
Rollins, Inc.	12,323	413,313
SP Plus Corp.(a)	1,356	38,646
Steelcase, Inc., Class A	4,806	56,374
Stericycle, Inc.(a)	5,183	260,135
Team, Inc.(a)(b)	945	1,361
Tetra Tech, Inc.	2,948	410,598
U.S. Ecology, Inc.(a)	1,725	82,783
UniFirst Corp.	801	138,012
Viad Corp.(a)	1,234	40,414
VSE Corp.	846	36,640
Waste Management, Inc.	23,426	3,852,172

		12,673,819

Communications Equipment — 0.8%
ADTRAN, Inc.	2,523	43,875
Arista Networks, Inc.(a)	13,455	1,554,994
Aviat Networks, Inc.(a)(b)	336	10,046
CalAmp Corp.(a)	1,415	7,740
Calix, Inc.(a)	2,929	116,896
Cambium Networks Corp.(a)	644	9,834
Casa Systems, Inc.(a)(b)	501	2,455
Ciena Corp.(a)	8,528	470,490
Cisco Systems, Inc.	235,134	11,516,863
Clearfield, Inc.(a)(b)	817	47,574
CommScope Holding Co., Inc.(a)	11,803	71,172
Comtech Telecommunications Corp.	1,632	22,195
Digi International, Inc.(a)	2,062	39,013
DZS, Inc.(a)	990	11,969
EMCORE Corp.(a)	2,079	7,173
Extreme Networks, Inc.(a)	6,268	60,173
F5, Inc.(a)	3,333	557,978
Harmonic, Inc.(a)	6,424	53,319
Infinera Corp.(a)	11,106	85,405
Inseego Corp.(a)(b)	4,327	12,332
Juniper Networks, Inc.	17,953	565,879
KVH Industries, Inc.(a)	368	2,933
Lumentum Holdings, Inc.(a)(b)	4,175	339,052
Motorola Solutions, Inc.	9,071	1,938,382
NETGEAR, Inc.(a)	1,767	38,344
NetScout Systems, Inc.(a)	3,898	120,059
Plantronics, Inc.(a)	2,684	106,984
Ribbon Communications, Inc.(a)	4,557	15,722
Ubiquiti, Inc.	369	104,150
ViaSat, Inc.(a)	3,919	144,258
Viavi Solutions, Inc.(a)	10,223	146,598

		18,223,857

Construction & Engineering — 0.2%
AECOM	7,741	546,205
Ameresco, Inc., Class A(a)(b)	1,863	93,970
API Group Corp.(a)	10,690	198,406
Arcosa, Inc.	2,688	143,889
Argan, Inc.	963	35,419
Comfort Systems USA, Inc.	2,092	176,607
Concrete Pumping Holdings, Inc.(a)(b)	1,884	10,513
Construction Partners, Inc., Class A(a)	1,288	33,243
Dycom Industries, Inc.(a)	1,545	131,186
EMCOR Group, Inc.	2,859	304,426
Fluor Corp.(a)	7,578	187,555
Granite Construction, Inc.	2,389	70,834
Great Lakes Dredge & Dock Corp.(a)	2,420	33,420
IES Holdings, Inc.(a)	192	5,626

7

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Infrastructure and Energy Alternatives, Inc.(a)	1,850	$17,297
Innovate Corp.(a)	6,253	18,947
MasTec, Inc.(a)(b)	3,095	222,871
Matrix Service Co.(a)	1,242	8,446
MDU Resources Group, Inc.	11,098	285,884
MYR Group, Inc.(a)	942	74,503
Northwest Pipe Co.(a)	487	13,008
NV5 Global, Inc.(a)	710	85,058
Primoris Services Corp.	3,014	69,864
Quanta Services, Inc.	7,768	900,933
Sterling Construction Co., Inc.(a)	1,738	39,783
Tutor Perini Corp.(a)	1,983	18,382
Valmont Industries, Inc.	1,170	291,108
WillScot Mobile Mini Holdings Corp.(a)	11,644	408,704

		4,426,087

Construction Materials — 0.1%
Eagle Materials, Inc.	2,177	268,468
Martin Marietta Materials, Inc.	3,477	1,231,623
Summit Materials, Inc., Class A(a)	6,721	186,844
U.S. Lime and Minerals, Inc.	114	12,484
Vulcan Materials Co.	7,394	1,273,912

		2,973,331

Consumer Finance — 0.6%
Ally Financial, Inc.	19,160	765,634
American Express Co.	34,283	5,989,583
Atlanticus Holdings Corp.(a)	526	22,639
Capital One Financial Corp.	22,537	2,808,561
Credit Acceptance Corp.(a)(b)	443	227,038
Curo Group Holdings Corp.	1,724	20,240
Discover Financial Services	15,743	1,770,458
Encore Capital Group, Inc.(a)	1,672	96,658
Enova International, Inc.(a)	2,095	78,353
Ezcorp, Inc., Class A(a)	1,575	11,025
FirstCash Holdings, Inc.	2,158	172,165
Green Dot Corp., Class A(a)	1,798	47,611
LendingClub Corp.(a)	5,772	88,023
LendingTree, Inc.(a)	601	47,731
Navient Corp.	9,301	147,793
Nelnet, Inc., Class A	899	73,781
OneMain Holdings, Inc.	5,918	271,814
Oportun Financial Corp.(a)	1,882	21,812
PRA Group, Inc.(a)	2,429	102,091
PROG Holdings, Inc.(a)	3,501	92,671
Regional Management Corp.	728	31,340
SLM Corp.	16,566	277,149
Synchrony Financial	28,069	1,033,220
Upstart Holdings, Inc.(a)(b)	2,578	193,402
World Acceptance Corp.(a)	213	40,195

		14,430,987

Containers & Packaging — 0.4%
Amcor PLC	85,383	1,012,642
AptarGroup, Inc.	3,601	413,503
Ardagh Metal Packaging SA(a)(b)	4,467	31,850
Avery Dennison Corp.	4,524	817,034
Ball Corp.	17,504	1,420,625
Berry Global Group, Inc.(a)	7,370	415,299
Crown Holdings, Inc.	6,821	750,583
Graphic Packaging Holding Co.	15,145	330,161
Greif, Inc., Class A	1,471	89,260
Greif, Inc., Class B	150	8,754

Security	Shares	Value

Containers & Packaging (continued)
International Paper Co.	21,626	$1,000,851
Myers Industries, Inc.	2,006	43,992
O-I Glass, Inc.(a)	8,316	112,100
Packaging Corp. of America	5,166	832,604
Pactiv Evergreen, Inc.	2,722	26,839
Ranpak Holdings Corp.(a)	2,577	38,861
Sealed Air Corp.	8,300	532,943
Silgan Holdings, Inc.	3,959	175,661
Sonoco Products Co.	5,568	344,715
TriMas Corp.	2,253	66,554
Westrock Co.	14,836	734,827

		9,199,658

Distributors — 0.1%
Funko, Inc., Class A(a)	1,471	23,962
Genuine Parts Co.	7,757	1,008,798
LKQ Corp.	13,971	693,381
Pool Corp.	2,040	826,649

		2,552,790

Diversified Consumer Services — 0.1%
2U, Inc.(a)	3,716	37,086
ADT, Inc.	8,277	56,697
Adtalem Global Education, Inc.(a)	2,748	80,544
American Public Education, Inc.(a)	1,286	25,000
Bright Horizons Family Solutions, Inc.(a)	3,270	373,565
Carriage Services, Inc.	750	32,168
Chegg, Inc.(a)	7,981	197,450
Coursera, Inc.(a)	4,593	86,394
European Wax Center, Inc., Class A	1,195	32,803
Frontdoor, Inc.(a)	4,541	140,362
Graham Holdings Co., Class B	197	116,697
Grand Canyon Education, Inc.(a)	2,101	201,633
H&R Block, Inc.	9,397	244,980
Laureate Education, Inc., Class A	7,031	79,661
Mister Car Wash, Inc.(a)(b)	4,380	63,072
OneSpaWorld Holdings Ltd.(a)	1,738	17,450
Perdoceo Education Corp.(a)	2,686	30,029
PowerSchool Holdings, Inc., Class A(a)	3,870	58,592
Regis Corp.(a)(b)	1,081	1,459
Service Corp. International	9,084	596,001
Strategic Education, Inc.	1,286	83,076
Stride, Inc.(a)	2,478	97,385
Terminix Global Holdings, Inc.(a)	6,603	303,012
Vivint Smart Home, Inc.(a)	4,939	25,880
WW International, Inc.(a)(b)	2,679	26,227

		3,007,223

Diversified Financial Services — 1.5%
Alerus Financial Corp.	1,174	29,996
A-Mark Precious Metals, Inc.	438	34,514
Apollo Global Management, Inc.	20,309	1,010,576
Banco Latinoamericano de Comercio Exterior SA,
Class E	1,539	22,300
Berkshire Hathaway, Inc., Class B(a)	102,000	32,928,660
Cannae Holdings, Inc.(a)	4,597	102,973
Equitable Holdings, Inc.	20,295	585,105
Voya Financial, Inc.	6,036	381,113

		35,095,237

Diversified Telecommunication Services — 0.9%
Anterix, Inc.(a)	518	26,853
AT&T, Inc.	396,786	7,483,384
ATN International, Inc.	370	14,615

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Bandwidth, Inc., Class A(a)	1,206	$26,677
Cogent Communications Holdings, Inc.	2,241	131,099
Consolidated Communications Holdings, Inc.(a)	4,659	27,721
EchoStar Corp., Class A(a)(b)	2,032	47,447
Globalstar, Inc.(a)(b)	30,159	34,984
IDT Corp., Class B(a)	1,298	34,371
Iridium Communications, Inc.(a)	6,681	238,579
Liberty Latin America Ltd., Class A(a)	4,385	40,517
Liberty Latin America Ltd., Class C(a)	7,372	68,117
Lumen Technologies, Inc.	57,132	574,748
Ooma, Inc.(a)	719	9,232
Radius Global Infrastructure, Inc., Class A(a)	3,647	45,296
Telesat Corp.(a)	1,082	12,162
Verizon Communications, Inc.	233,775	10,823,782

		19,639,584

Electric Utilities — 1.7%
ALLETE, Inc.	3,316	196,771
Alliant Energy Corp.	13,084	769,470
American Electric Power Co., Inc.	27,959	2,771,016
Avangrid, Inc.	3,047	135,134
Constellation Energy Corp.	18,210	1,078,214
Duke Energy Corp.	43,145	4,752,853
Edison International	20,572	1,415,148
Entergy Corp.	11,010	1,308,539
Evergy, Inc.	12,013	815,082
Eversource Energy	19,089	1,668,379
Exelon Corp.	54,057	2,528,786
FirstEnergy Corp.	30,422	1,317,577
Hawaiian Electric Industries, Inc.	5,918	243,289
Idacorp, Inc.	2,911	306,179
MGE Energy, Inc.	1,782	138,764
NextEra Energy, Inc.	109,456	7,773,565
NRG Energy, Inc.	13,364	479,768
OGE Energy Corp.	11,102	429,425
Otter Tail Corp.	2,126	123,223
PG&E Corp.(a)	109,818	1,389,198
Pinnacle West Capital Corp.	6,443	458,742
PNM Resources, Inc.	5,032	234,793
Portland General Electric Co.	5,008	237,029
PPL Corp.	41,819	1,183,896
Southern Co.	58,871	4,320,543
Via Renewables, Inc.	516	3,684
Xcel Energy, Inc.	30,156	2,209,229

		38,288,296

Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,987	342,718
Allied Motion Technologies, Inc.	267	6,499
American Superconductor Corp.(a)	1,101	5,868
AMETEK, Inc.	12,893	1,627,870
Array Technologies, Inc.(a)	7,243	47,297
Atkore, Inc.(a)	2,469	237,271
AZZ, Inc.	1,415	64,581
Babcock & Wilcox Enterprises, Inc.(a)	2,924	21,959
Beam Global(a)(b)	614	9,480
Blink Charging Co.(a)(b)	1,842	35,182
Bloom Energy Corp., Class A(a)	8,342	154,828
ChargePoint Holdings, Inc.(a)(b)	12,976	167,909
Eaton Corp. PLC	22,009	3,191,745
Emerson Electric Co.	33,044	2,979,908
Encore Wire Corp.	1,086	122,512
EnerSys	2,231	146,041

Security	Shares	Value

Electrical Equipment (continued)
Eos Energy Enterprises, Inc.(a)(b)	3,132	$6,640
Fluence Energy, Inc.(a)(b)	2,273	20,843
FuelCell Energy, Inc.(a)(b)	22,369	91,266
Generac Holdings, Inc.(a)	3,388	743,259
GrafTech International Ltd	10,473	95,095
Hubbell, Inc.	3,002	586,471
nVent Electric PLC	9,424	318,343
Plug Power, Inc.(a)	28,074	590,115
Powell Industries, Inc.	401	7,739
Preformed Line Products Co.	83	4,938
Regal Rexnord Corp.	3,809	484,657
Rockwell Automation, Inc.	6,494	1,640,839
Romeo Power, Inc.(a)(b)	7,570	8,327
Sensata Technologies Holding PLC(a)	8,843	401,561
Shoals Technologies Group, Inc., Class A(a)(b)	6,172	61,597
Stem, Inc.(a)(b)	6,914	49,573
Sunrun, Inc.(a)(b)	11,156	222,897
Thermon Group Holdings, Inc.(a)	2,167	32,505
TPI Composites, Inc.(a)(b)	1,837	21,015
Vertiv Holdings Co.(b)	18,522	232,081
Vicor Corp.(a)	1,236	74,803

		14,856,232

Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)(b)	557	9,887
Advanced Energy Industries, Inc.	2,012	153,958
Aeva Technologies, Inc.(a)	4,909	16,102
Akoustis Technologies, Inc.(a)(b)	1,380	6,127
Amphenol Corp., Class A	32,024	2,289,716
Arlo Technologies, Inc.(a)	4,365	33,785
Arrow Electronics, Inc.(a)	3,667	432,193
Avnet, Inc.	5,852	255,498
Badger Meter, Inc.	1,495	120,632
Belden, Inc.	2,368	122,260
Benchmark Electronics, Inc.	2,953	70,163
CDW Corp.	7,493	1,222,708
Cognex Corp.	9,536	644,920
Coherent, Inc.(a)	1,348	361,129
Corning, Inc.	42,270	1,487,481
CTS Corp.	1,973	69,785
Daktronics, Inc.(a)	624	2,090
ePlus, Inc.(a)	1,352	76,361
Fabrinet(a)	1,955	191,961
FARO Technologies, Inc.(a)	883	30,278
Identiv, Inc.(a)	1,391	16,956
II-VI, Inc.(a)(b)	5,759	352,508
Insight Enterprises, Inc.(a)(b)	1,903	189,101
IPG Photonics Corp.(a)(b)	2,006	189,527
Iteris, Inc.(a)(b)	3,274	8,447
Itron, Inc.(a)	2,623	125,327
Jabil, Inc.	8,030	463,572
Keysight Technologies, Inc.(a)	10,306	1,445,623
Kimball Electronics, Inc.(a)(b)	871	15,539
Knowles Corp.(a)	5,726	106,046
Littelfuse, Inc.	1,321	302,839
Luna Innovations, Inc.(a)	2,071	11,432
Methode Electronics, Inc.	1,799	80,253
MicroVision, Inc.(a)(b)	9,988	32,261
Napco Security Technologies, Inc.(a)(b)	2,262	39,585
National Instruments Corp.	7,315	264,364
nLight, Inc.(a)(b)	2,689	35,360
Novanta, Inc.(a)	2,004	257,915
OSI Systems, Inc.(a)	853	67,472

9

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Ouster, Inc.(a)	10,159	$33,626
PAR Technology Corp.(a)(b)	1,206	39,846
PC Connection, Inc.	479	23,706
Plexus Corp.(a)	1,781	144,510
Rogers Corp.(a)	1,000	270,720
Sanmina Corp.(a)	3,539	144,710
ScanSource, Inc.(a)	945	32,357
TD SYNNEX Corp.	2,328	233,010
Teledyne Technologies, Inc.(a)	2,588	1,116,851
Trimble, Inc.(a)	13,926	928,864
TTM Technologies, Inc.(a)	5,780	80,631
Velodyne Lidar, Inc.(a)	3,591	6,751
Vishay Intertechnology, Inc.	7,564	140,917
Vishay Precision Group, Inc.(a)	1,208	37,702
Vontier Corp.	9,346	239,445
Zebra Technologies Corp., Class A(a)	2,974	1,099,369

		16,174,176

Energy Equipment & Services — 0.4%
Archrock, Inc.	8,196	71,387
Baker Hughes Co.	40,958	1,270,517
Bristow Group, Inc.(a)	1,285	38,319
Cactus, Inc., Class A	2,808	140,203
ChampionX Corp.	11,859	250,225
DMC Global, Inc.(a)	948	18,951
Dril-Quip, Inc.(a)	2,080	60,070
Expro Group Holdings NV(a)	3,098	47,337
Halliburton Co.	49,890	1,777,082
Helix Energy Solutions Group, Inc.(a)	9,071	37,282
Helmerich & Payne, Inc.	5,766	265,409
Liberty Energy, Inc., Class A(a)	5,009	80,845
Nabors Industries Ltd.(a)	460	71,125
National Energy Services Reunited Corp.(a)(b)	1,333	8,918
Newpark Resources, Inc.(a)	9,939	34,687
NexTier Oilfield Solutions, Inc.(a)	9,126	100,660
NOV, Inc.	21,730	393,965
Oceaneering International, Inc.(a)	5,475	62,032
Oil States International, Inc.(a)	1,913	12,932
Patterson-UTI Energy, Inc.	9,536	156,772
ProPetro Holding Corp.(a)	4,714	66,656
RPC, Inc.(a)	2,009	20,773
Schlumberger NV	77,763	3,033,535
Select Energy Services, Inc., Class A(a)	1,380	10,709
Solaris Oilfield Infrastructure, Inc., Class A	756	8,505
TETRA Technologies, Inc.(a)	6,116	22,507
Tidewater, Inc.(a)	3,312	66,107
U.S. Silica Holdings, Inc.(a)	4,387	81,510

		8,209,020

Entertainment — 1.2%
Activision Blizzard, Inc.	42,899	3,243,164
AMC Entertainment Holdings, Inc., Class A(a)(b)	28,806	440,732
Chicken Soup For The Soul Entertainment, Inc.(a)(b)	554	4,825
Cinemark Holdings, Inc.(a)	6,744	106,960
CuriosityStream, Inc.(a)(b)	1,616	3,280
Electronic Arts, Inc.	15,664	1,849,135
EROS STX Global Corp.(a)(b)	1,055	1,825
IMAX Corp.(a)	2,341	37,035
Liberty Media Corp.-Liberty Braves, Class A(a)	602	15,815
Liberty Media Corp.-Liberty Braves, Class C(a)	1,290	32,392
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	2,455	140,966
Liberty Media Corp.-Liberty Formula One, Class C(a)	10,194	635,392

Security	Shares	Value

Entertainment (continued)
Lions Gate Entertainment Corp., Class A(a)(b)	4,773	$64,388
Lions Gate Entertainment Corp., Class B(a)	3,890	48,897
Live Nation Entertainment, Inc.(a)	7,716	809,254
LiveOne, Inc.(a)(b)	943	641
Madison Square Garden Entertainment Corp.(a)(b)	1,317	96,470
Madison Square Garden Sports Corp.(a)	1,122	181,887
Marcus Corp.(a)(b)	914	14,377
Netflix, Inc.(a)	23,968	4,562,548
Playtika Holding Corp.(a)	5,625	98,888
Roku, Inc.(a)(b)	6,593	612,490
Skillz, Inc.(a)(b)	17,060	34,973
Spotify Technology SA(a)	7,589	771,422
Take-Two Interactive Software, Inc.(a)	6,331	756,618
Walt Disney Co.(a)	101,024	11,277,309
Warner Bros Discovery, Inc.(a)	122,937	2,231,307
World Wrestling Entertainment, Inc., Class A	2,290	133,713
Zynga, Inc., Class A(a)	55,654	460,259

		28,666,962

Equity Real Estate Investment Trusts (REITs) — 3.5%
Acadia Realty Trust	4,332	90,625
Agree Realty Corp.	3,719	252,594
Alexander & Baldwin, Inc.	4,091	86,729
Alexander’s, Inc.	94	23,328
Alexandria Real Estate Equities, Inc.	9,516	1,733,435
American Assets Trust, Inc.	2,957	108,226
American Campus Communities, Inc.	7,546	488,000
American Homes 4 Rent, Class A	15,479	613,123
American Tower Corp.	25,212	6,076,596
Americold Realty Trust	15,199	400,950
Apartment Income REIT Corp.	8,602	422,960
Apartment Investment and Management Co., Class A(a)	8,722	54,949
Apple Hospitality REIT, Inc.	10,716	189,566
Armada Hoffler Properties, Inc.	4,860	65,853
Ashford Hospitality Trust, Inc.(a)	572	4,033
AvalonBay Communities, Inc.	7,747	1,762,288
Boston Properties, Inc.	8,711	1,024,414
Braemar Hotels & Resorts, Inc.	3,646	22,095
Brandywine Realty Trust	10,235	119,442
Brixmor Property Group, Inc.	16,229	411,892
Broadstone Net Lease, Inc.	9,023	186,686
BRT Apartments Corp.	1,270	27,800
Camden Property Trust	5,565	873,093
CareTrust REIT, Inc.	5,443	88,231
Catchmark Timber Trust, Inc., Class A	4,467	36,674
Centerspace	916	84,510
Chatham Lodging Trust(a)	2,016	28,950
City Office REIT, Inc.	1,953	28,983
Clipper Realty, Inc.	393	3,509
Community Healthcare Trust, Inc.	1,398	51,474
Corporate Office Properties Trust	7,249	193,476
Cousins Properties, Inc.	8,187	293,913
Crown Castle International Corp.	23,972	4,439,854
CTO Realty Growth, Inc.	17	1,084
CubeSmart	11,624	552,256
DiamondRock Hospitality Co.(a)	11,505	122,183
Digital Realty Trust, Inc.	15,728	2,298,175
DigitalBridge Group, Inc.(a)(b)	28,300	196,968
Diversified Healthcare Trust	14,315	32,209
Douglas Emmett, Inc.	9,328	274,803
Duke Realty Corp.	21,009	1,150,243
Easterly Government Properties, Inc.	6,247	119,005

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
EastGroup Properties, Inc.	2,202	$412,875
Empire State Realty Trust, Inc., Class A	7,712	66,632
EPR Properties	3,766	197,790
Equinix, Inc.	5,000	3,595,400
Equity Commonwealth(a)	6,701	175,499
Equity LifeStyle Properties, Inc.	9,461	731,146
Equity Residential	20,505	1,671,157
Essential Properties Realty Trust, Inc.	7,752	186,048
Essex Property Trust, Inc.	3,583	1,179,774
Extra Space Storage, Inc.	7,335	1,393,650
Farmland Partners, Inc.	2,041	30,044
Federal Realty Investment Trust	4,143	484,980
First Industrial Realty Trust, Inc.	7,118	412,844
Four Corners Property Trust, Inc.	3,889	106,792
Franklin Street Properties Corp.	7,341	37,880
Gaming and Leisure Properties, Inc.	12,312	546,407
Getty Realty Corp.	1,530	41,172
Gladstone Commercial Corp.	2,038	42,880
Gladstone Land Corp.	1,361	49,540
Global Medical REIT, Inc.	3,155	46,568
Global Net Lease, Inc.	5,657	79,368
Healthcare Realty Trust, Inc.	7,931	214,771
Healthcare Trust of America, Inc., Class A	11,886	362,048
Healthpeak Properties, Inc.	30,362	996,177
Hersha Hospitality Trust(a)	1,059	10,357
Highwoods Properties, Inc.	5,431	221,802
Host Hotels & Resorts, Inc.	39,050	794,668
Hudson Pacific Properties, Inc.	8,553	199,114
Independence Realty Trust, Inc.	11,951	325,784
Indus Realty Trust, Inc.	343	24,507
Industrial Logistics Properties Trust	4,718	76,243
Innovative Industrial Properties, Inc.	1,293	186,955
Invitation Homes, Inc.	33,204	1,322,183
Iron Mountain, Inc.	15,854	851,835
iStar, Inc.	3,168	53,349
JBG SMITH Properties	6,550	172,658
Kilroy Realty Corp.	6,363	445,410
Kimco Realty Corp.	31,456	796,780
Kite Realty Group Trust	12,536	279,553
Lamar Advertising Co., Class A	4,711	520,142
Life Storage, Inc.	4,524	599,385
LTC Properties, Inc.	2,807	92,631
LXP Industrial Trust	15,813	198,453
Macerich Co.	11,458	143,798
Medical Properties Trust, Inc.	33,618	618,235
Mid-America Apartment Communities, Inc.	6,400	1,258,752
National Health Investors, Inc.	2,414	124,393
National Retail Properties, Inc.	9,636	422,442
National Storage Affiliates Trust	4,700	266,020
Necessity Retail REIT, Inc.	4,079	30,470
NETSTREIT Corp.	2,146	46,397
NexPoint Residential Trust, Inc.	1,405	125,270
Office Properties Income Trust	3,092	66,849
Omega Healthcare Investors, Inc.	13,002	331,291
One Liberty Properties, Inc.	1,518	43,491
Orion Office REIT, Inc.	3,175	42,609
Outfront Media, Inc.	8,894	227,686
Paramount Group, Inc.	10,176	96,774
Park Hotels & Resorts, Inc.	12,085	238,195
Pebblebrook Hotel Trust(b)	6,691	163,394
Phillips Edison & Co., Inc.	6,190	209,593
Physicians Realty Trust	11,695	200,452

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Piedmont Office Realty Trust, Inc., Class A	6,483	$104,376
Plymouth Industrial REIT, Inc.	2,004	48,336
Postal Realty Trust, Inc., Class A	1,151	19,371
PotlatchDeltic Corp.	3,498	193,754
Preferred Apartment Communities, Inc.	2,312	57,523
Prologis, Inc.	40,952	6,564,196
PS Business Parks, Inc.	1,128	211,162
Public Storage	8,354	3,103,511
Rayonier, Inc.	7,807	337,262
Realty Income Corp.	31,497	2,184,632
Regency Centers Corp.	9,372	645,075
Retail Opportunity Investments Corp.	7,052	131,379
Rexford Industrial Realty, Inc.	8,436	658,345
RLJ Lodging Trust	8,528	119,563
RPT Realty	4,311	57,293
Ryman Hospitality Properties, Inc.(a)	3,038	283,992
Sabra Health Care REIT, Inc.	11,607	135,570
Safehold, Inc.	1,294	55,707
Saul Centers, Inc.	796	41,082
SBA Communications Corp.	6,035	2,094,809
Seritage Growth Properties, Class A(a)	2,263	22,404
Service Properties Trust	8,692	70,579
Simon Property Group, Inc.	18,005	2,124,590
SITE Centers Corp.	8,961	142,480
SL Green Realty Corp.	3,634	251,545
Spirit Realty Capital, Inc.	7,097	308,365
STAG Industrial, Inc.	10,047	374,954
STORE Capital Corp.	13,425	381,673
Summit Hotel Properties, Inc.(a)	5,580	55,075
Sun Communities, Inc.	6,350	1,114,869
Sunstone Hotel Investors, Inc.(a)	11,930	146,143
Tanger Factory Outlet Centers, Inc.	5,117	82,537
Terreno Realty Corp.	4,273	310,861
UDR, Inc.	17,524	932,452
UMH Properties, Inc.	2,451	57,648
Uniti Group, Inc.	10,480	129,847
Universal Health Realty Income Trust	517	25,948
Urban Edge Properties	6,477	121,055
Urstadt Biddle Properties, Inc., Class A	1,775	30,796
Ventas, Inc.	22,212	1,233,877
Veris Residential, Inc.(a)	4,655	74,527
VICI Properties, Inc.	46,928	1,398,924
Vornado Realty Trust	9,718	376,184
Washington Real Estate Investment Trust	4,505	108,525
Welltower, Inc.	24,038	2,182,891
Weyerhaeuser Co.	41,884	1,726,458
Whitestone REIT	1,160	14,094
WP Carey, Inc.	10,518	849,539
Xenia Hotels & Resorts, Inc.(a)	5,735	110,628

		81,730,945

Food & Staples Retailing — 1.5%
Albertsons Cos., Inc., Class A	9,117	285,180
Andersons, Inc.	1,554	78,057
BJ’s Wholesale Club Holdings, Inc.(a)	7,537	485,006
Casey’s General Stores, Inc.	2,073	417,295
Chefs’ Warehouse, Inc.(a)(b)	1,845	67,527
Costco Wholesale Corp.	24,555	13,056,385
Grocery Outlet Holding Corp.(a)(b)	5,387	181,380
HF Foods Group, Inc.(a)	1,854	10,827
Ingles Markets, Inc., Class A	575	53,544
Kroger Co.	40,364	2,178,041
Natural Grocers by Vitamin Cottage, Inc.	357	7,279

11

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Performance Food Group Co.(a)	8,676	$427,293
PriceSmart, Inc.	1,312	104,238
Rite Aid Corp.(a)(b)	3,304	21,047
SpartanNash Co.	1,724	59,099
Sprouts Farmers Market, Inc.(a)	6,156	183,449
Sysco Corp.	28,653	2,449,259
U.S. Foods Holding Corp.(a)	12,630	475,141
United Natural Foods, Inc.(a)	2,959	127,030
Village Super Market, Inc., Class A	168	3,896
Walgreens Boots Alliance, Inc.	39,646	1,680,990
Walmart, Inc.	78,795	12,054,847
Weis Markets, Inc.	882	70,454

		34,477,264

Food Products — 1.1%
AppHarvest, Inc.(a)(b)	2,442	10,037
Archer-Daniels-Midland Co.	30,980	2,774,569
B&G Foods, Inc.	3,214	86,553
Beyond Meat, Inc.(a)(b)	3,207	118,274
Bunge Ltd.	7,575	856,884
Calavo Growers, Inc.	718	26,020
Cal-Maine Foods, Inc.	2,242	120,463
Campbell Soup Co.	10,871	513,329
Conagra Brands, Inc.	26,631	930,221
Darling Ingredients, Inc.(a)	8,835	648,401
Flowers Foods, Inc.	11,002	291,773
Fresh Del Monte Produce, Inc.	2,317	60,358
Freshpet, Inc.(a)(b)	2,265	211,438
General Mills, Inc.	34,079	2,410,408
Hain Celestial Group, Inc.(a)	4,944	165,822
Hershey Co.	8,068	1,821,512
Hormel Foods Corp.	15,689	821,947
Hostess Brands, Inc.(a)	7,957	180,544
Ingredion, Inc.	3,782	321,886
J & J Snack Foods Corp.	731	109,431
J M Smucker Co.	5,871	803,916
John B Sanfilippo & Son, Inc.	296	22,981
Kellogg Co.	13,962	956,397
Kraft Heinz Co.	38,572	1,644,324
Lamb Weston Holdings, Inc.	8,098	535,278
Lancaster Colony Corp.	1,028	159,525
Landec Corp.(a)	899	8,945
Limoneira Co.	296	3,534
McCormick & Co., Inc.	13,901	1,398,024
Mission Produce, Inc.(a)	1,882	23,939
Mondelez International, Inc., Class A	76,289	4,919,115
Pilgrim’s Pride Corp.(a)	2,884	81,761
Post Holdings, Inc.(a)	3,371	250,769
Sanderson Farms, Inc.	1,147	217,207
Seaboard Corp.	12	50,700
Seneca Foods Corp., Class A(a)	699	37,921
Simply Good Foods Co.(a)	4,500	187,425
Tattooed Chef, Inc.(a)(b)	2,366	18,904
Tootsie Roll Industries, Inc.	939	32,893
TreeHouse Foods, Inc.(a)	2,747	86,530
Tyson Foods, Inc., Class A	15,788	1,470,810
Utz Brands, Inc.	2,967	41,894
Vital Farms, Inc.(a)(b)	1,197	13,765
Whole Earth Brands, Inc.(a)	1,975	13,647

		25,460,074

Gas Utilities — 0.1%
Atmos Energy Corp.	7,207	817,274

Security	Shares	Value

Gas Utilities (continued)
Brookfield Infrastructure Corp., Class A	3,343	$237,086
Chesapeake Utilities Corp.	1,026	128,424
National Fuel Gas Co.	4,908	344,198
New Jersey Resources Corp.	5,074	218,994
Northwest Natural Holding Co.	1,623	77,628
ONE Gas, Inc.	2,723	229,739
South Jersey Industries, Inc.	6,457	220,765
Southwest Gas Holdings, Inc.	3,323	292,789
Spire, Inc.	3,161	229,963
UGI Corp.	11,260	386,218

		3,183,078

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	96,598	10,963,873
ABIOMED, Inc.(a)	2,486	712,438
Accelerate Diagnostics, Inc.(a)(b)	1,051	1,009
Accuray, Inc.(a)	2,245	5,972
Acutus Medical, Inc.(a)	1,352	1,731
Align Technology, Inc.(a)	4,356	1,262,848
Alphatec Holdings, Inc.(a)	3,545	38,463
AngioDynamics, Inc.(a)	2,055	43,258
Apyx Medical Corp.(a)(b)	1,544	5,821
Artivion, Inc.(a)	2,287	46,403
Asensus Surgical, Inc.(a)(b)	11,764	5,333
Aspira Women’s Health, Inc.(a)(b)	2,554	1,625
AtriCure, Inc.(a)	2,318	120,374
Atrion Corp.	52	32,584
Avanos Medical, Inc.(a)	2,746	80,073
Axogen, Inc.(a)	2,915	21,105
Axonics, Inc.(a)	2,490	129,032
Baxter International, Inc.	27,951	1,986,198
Becton Dickinson and Co.	15,900	3,930,321
BioLife Solutions, Inc.(a)	512	6,487
Bioventus, Inc., Class A(a)	2,413	29,028
Boston Scientific Corp.(a)	78,675	3,313,004
Butterfly Network, Inc.(a)	9,583	31,911
Cardiovascular Systems, Inc.(a)	1,719	32,145
Cerus Corp.(a)	10,433	48,200
ClearPoint Neuro, Inc.(a)	1,187	10,173
CONMED Corp.	1,658	220,448
Cooper Cos., Inc.	2,666	962,533
CryoPort, Inc.(a)(b)	2,379	53,670
Cutera, Inc.(a)	1,121	60,882
CytoSorbents Corp.(a)	2,460	5,166
DarioHealth Corp.(a)(b)	1,102	5,466
DENTSPLY SIRONA, Inc.	12,124	484,839
DexCom, Inc.(a)	5,312	2,170,377
Eargo, Inc.(a)	928	3,508
Edwards Lifesciences Corp.(a)	34,215	3,619,263
Embecta Corp.(a)	3,180	96,767
Enovis Corp.(a)	2,189	142,000
Envista Holdings Corp.(a)	8,949	354,559
Figs, Inc., Class A(a)(b)	5,749	90,029
Glaukos Corp.(a)	2,324	109,902
Globus Medical, Inc., Class A(a)	4,276	283,157
Haemonetics Corp.(a)	2,897	146,791
Heska Corp.(a)	575	63,158
Hologic, Inc.(a)	13,807	993,966
ICU Medical, Inc.(a)	1,072	229,397
IDEXX Laboratories, Inc.(a)	4,680	2,014,646
Inari Medical, Inc.(a)	2,017	162,772
Inogen, Inc.(a)	1,013	25,609
Insulet Corp.(a)(b)	3,723	889,760

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Integer Holdings Corp.(a)	2,014	$151,392
Integra LifeSciences Holdings Corp.(a)	3,813	233,203
Intersect ENT, Inc.(a)	1,517	41,520
Intuitive Surgical, Inc.(a)	19,632	4,697,938
Invacare Corp.(a)	2,642	4,386
iRadimed Corp.	736	24,222
iRhythm Technologies, Inc.(a)	1,636	201,833
Lantheus Holdings, Inc.(a)	4,187	278,059
LeMaitre Vascular, Inc.	829	35,821
LivaNova PLC(a)	2,909	223,004
Masimo Corp.(a)	2,839	320,722
Medtronic PLC	74,618	7,787,134
Meridian Bioscience, Inc.(a)	2,171	55,556
Merit Medical Systems, Inc.(a)	2,616	162,218
Mesa Laboratories, Inc.	221	47,212
Natus Medical, Inc.(a)	1,964	65,342
Neogen Corp.(a)(b)	5,963	157,423
Neuronetics, Inc.(a)	1,285	3,135
Nevro Corp.(a)	1,937	119,494
Novocure Ltd.(a)(b)	5,614	429,920
NuVasive, Inc.(a)	2,730	140,431
Omnicell, Inc.(a)	2,521	275,218
OraSure Technologies, Inc.(a)	2,564	15,743
Ortho Clinical Diagnostics Holdings PLC(a)	5,956	104,885
Orthofix Medical, Inc.(a)	1,089	33,759
OrthoPediatrics Corp.(a)	618	27,859
Outset Medical, Inc.(a)	2,818	98,292
PAVmed, Inc.(a)	3,568	4,531
Penumbra, Inc.(a)	1,995	344,257
Pulmonx Corp.(a)(b)	1,314	31,667
Pulse Biosciences, Inc.(a)	649	1,623
Quidel Corp.(a)	2,067	207,982
Quotient Ltd.(a)	2,710	1,563
ResMed, Inc.	7,950	1,589,762
Retractable Technologies, Inc.(a)(b)	2,137	8,185
RxSight, Inc.(a)	1,911	23,448
SeaSpine Holdings Corp.(a)	1,292	12,029
Senseonics Holdings, Inc.(a)(b)	20,903	29,264
Shockwave Medical, Inc.(a)	1,837	277,626
SI-BONE, Inc.(a)	1,664	33,247
Sientra, Inc.(a)(b)	3,843	5,457
Silk Road Medical, Inc.(a)	2,115	74,131
STAAR Surgical Co.(a)	2,771	158,196
Stereotaxis, Inc.(a)	2,252	5,630
STERIS PLC	4,806	1,076,784
Stryker Corp.	19,362	4,671,276
Surmodics, Inc.(a)	823	31,817
Tactile Systems Technology, Inc.(a)	1,111	18,754
Talis Biomedical Corp.(a)	2,293	2,408
Tandem Diabetes Care, Inc.(a)	3,459	333,724
Teleflex, Inc.	2,648	756,322
TransMedics Group, Inc.(a)	1,422	29,805
Treace Medical Concepts, Inc.(a)	1,854	36,338
UFP Technologies, Inc.(a)	191	13,116
Utah Medical Products, Inc.	90	7,613
Vapotherm, Inc.(a)	1,654	7,344
Varex Imaging Corp.(a)	2,011	39,918
ViewRay, Inc.(a)	10,180	27,181
Zimmer Biomet Holdings, Inc.	11,432	1,380,414

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ZimVie, Inc.(a)	1,143	$25,718
Zynex, Inc.(b)	820	5,223

		63,056,148

Health Care Providers & Services — 3.0%
1Life Healthcare, Inc.(a)	5,871	41,391
Acadia Healthcare Co., Inc.(a)(b)	5,112	347,003
Accolade, Inc.(a)	2,548	14,167
AdaptHealth Corp.(a)(b)	4,231	53,564
Addus HomeCare Corp.(a)(b)	862	72,649
Agiliti, Inc.(a)	1,083	21,378
Agilon Health, Inc.(a)(b)	9,404	167,109
Alignment Healthcare, Inc.(a)	5,182	49,799
Amedisys, Inc.(a)(b)	1,768	225,685
AmerisourceBergen Corp.	8,331	1,260,397
AMN Healthcare Services, Inc.(a)	2,622	256,300
Anthem, Inc.	13,575	6,813,700
Apollo Medical Holdings, Inc.(a)	2,116	77,192
Aveanna Healthcare Holdings, Inc.(a)	1,972	5,758
Brookdale Senior Living, Inc.(a)(b)	9,444	58,364
Cardinal Health, Inc.	15,819	918,293
Castle Biosciences, Inc.(a)	1,068	23,859
Centene Corp.(a)	31,998	2,577,439
Chemed Corp.	865	425,052
Cigna Corp.	18,022	4,447,469
Community Health Systems, Inc.(a)	6,300	48,321
CorVel Corp.(a)	425	65,909
Covetrus, Inc.(a)	6,319	87,202
Cross Country Healthcare, Inc.(a)	1,938	36,318
CVS Health Corp.	72,999	7,017,394
DaVita, Inc.(a)	3,732	404,437
Encompass Health Corp.	5,412	372,508
Ensign Group, Inc.	2,964	238,098
Fulgent Genetics, Inc.(a)	1,080	59,270
Guardant Health, Inc.(a)	5,038	310,845
Hanger, Inc.(a)	1,491	24,512
HCA Healthcare, Inc.	13,515	2,899,643
HealthEquity, Inc.(a)	4,512	281,188
Henry Schein, Inc.(a)	7,770	630,147
Humana, Inc.	7,154	3,180,382
InfuSystem Holdings, Inc.(a)	955	7,573
Innovage Holding Corp.(a)(b)	978	4,489
Invitae Corp.(a)	10,997	58,394
Joint Corp.(a)	820	25,026
Laboratory Corp. of America Holdings(a)	5,115	1,229,032
LHC Group, Inc.(a)	1,681	278,794
LifeStance Health Group, Inc.(a)(b)	2,521	17,067
McKesson Corp.	8,213	2,542,827
MEDNAX, Inc.(a)	4,054	75,080
ModivCare, Inc.(a)	665	69,140
Molina Healthcare, Inc.(a)	3,235	1,014,011
National HealthCare Corp.	696	47,370
National Research Corp.	477	16,361
Oak Street Health, Inc.(a)	5,534	100,110
Ontrak, Inc.(a)	306	364
OPKO Health, Inc.(a)(b)	22,404	60,491
Option Care Health, Inc.(a)	9,463	282,754
Owens & Minor, Inc.	4,320	153,317
Patterson Cos., Inc.	5,305	163,235
Pennant Group, Inc.(a)	1,158	18,980
PetIQ, Inc.(a)	1,413	28,119
Premier, Inc., Class A	6,585	238,443

13

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Privia Health Group, Inc.(a)(b)	2,014	$44,288
Progyny, Inc.(a)	3,560	136,882
Quest Diagnostics, Inc.	6,809	911,317
R1 RCM, Inc.(a)	6,591	148,429
RadNet, Inc.(a)	2,261	44,090
Select Medical Holdings Corp.	6,381	144,274
Sharps Compliance Corp.(a)	2,450	10,584
Signify Health, Inc., Class A(a)(b)	4,110	56,718
Surgery Partners, Inc.(a)	1,668	85,335
Tenet Healthcare Corp.(a)	5,800	420,558
Tivity Health, Inc.(a)	1,912	61,433
U.S. Physical Therapy, Inc.	849	88,101
UnitedHealth Group, Inc.	52,312	26,603,268
Universal Health Services, Inc., Class B	3,941	482,891
Viemed Healthcare, Inc.(a)	1,492	7,430

		69,189,317

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.(a)	4,216	87,103
American Well Corp., Class A(a)	9,807	30,696
Cerner Corp.	16,336	1,529,703
Certara, Inc.(a)	5,916	108,559
Change Healthcare, Inc.(a)	13,648	321,547
Computer Programs and Systems, Inc.(a)	440	14,045
Definitive Healthcare Corp.(a)(b)	974	23,035
Evolent Health, Inc., Class A(a)	4,186	115,199
Forian, Inc.(a)(b)	1,904	6,474
Health Catalyst, Inc.(a)	2,795	46,509
HealthStream, Inc.(a)	1,619	30,923
Icad, Inc.(a)	1,095	3,942
Inspire Medical Systems, Inc.(a)	1,468	302,056
Multiplan Corp.(a)(b)	19,836	87,873
NextGen Healthcare, Inc.(a)	3,477	65,541
OptimizeRx Corp.(a)	814	22,881
Phreesia, Inc.(a)	3,516	80,446
Schrodinger, Inc.(a)	2,381	58,858
Simulations Plus, Inc	603	28,136
Tabula Rasa HealthCare, Inc.(a)	1,212	4,084
Teladoc Health, Inc.(a)(b)	8,545	288,479
Veeva Systems, Inc., Class A(a)	7,667	1,395,011

		4,651,100

Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc.(a)	2,234	26,428
Aramark	12,821	464,761
Bally’s Corp.(a)(b)	1,697	50,638
Biglari Holdings, Inc., Class B(a)	32	4,364
BJ’s Restaurants, Inc.(a)	1,084	30,124
Bloomin’ Brands, Inc.	4,692	103,177
Bluegreen Vacations Holding Corp.	372	9,784
Booking Holdings, Inc.(a)	2,277	5,032,876
Boyd Gaming Corp.	4,518	273,700
Brinker International, Inc.(a)	2,824	102,596
Caesars Entertainment, Inc.(a)	11,450	758,906
Carnival Corp.(a)	47,819	827,269
Carrols Restaurant Group, Inc.	896	1,434
Century Casinos, Inc.(a)	1,395	14,606
Cheesecake Factory, Inc.(a)	2,810	103,717
Chipotle Mexican Grill, Inc.(a)	1,567	2,280,941
Choice Hotels International, Inc.	1,876	263,503
Churchill Downs, Inc.	2,037	413,389
Chuy’s Holdings, Inc.(a)	1,136	28,411
Cracker Barrel Old Country Store, Inc.	1,256	139,403

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc.	7,046	$928,170
Dave & Buster’s Entertainment, Inc.(a)	2,569	116,889
Denny’s Corp.(a)	3,384	43,383
Dine Brands Global, Inc.	887	63,589
Domino’s Pizza, Inc.	1,983	670,254
DraftKings, Inc., Class A(a)(b)	17,609	240,891
Drive Shack, Inc.(a)(b)	6,737	8,286
El Pollo Loco Holdings, Inc.(a)	399	4,249
Everi Holdings, Inc.(a)	5,012	87,008
Expedia Group, Inc.(a)	8,012	1,400,097
F45 Training Holdings, Inc.(a)	2,382	20,938
Fiesta Restaurant Group, Inc.(a)	813	5,528
Full House Resorts, Inc.(a)	2,239	20,263
GAN Ltd.(a)	2,249	8,389
Golden Entertainment, Inc.(a)	1,082	51,893
Golden Nugget Online Gaming, Inc.(a)	1,705	8,542
Hall of Fame Resort & Entertainment Co.(a)(b)	5,096	4,216
Hilton Grand Vacations, Inc.(a)	4,934	231,059
Hilton Worldwide Holdings, Inc.(a)	15,210	2,361,961
Hyatt Hotels Corp., Class A(a)	2,705	256,867
International Game Technology PLC	5,138	112,163
Jack in the Box, Inc.	1,145	94,760
Krispy Kreme, Inc.(b)	3,807	50,557
Las Vegas Sands Corp.(a)	18,349	650,105
Life Time Group Holdings, Inc.(a)(b)	1,677	23,981
Lindblad Expeditions Holdings, Inc.(a)	2,077	31,799
Marriott International, Inc., Class A(a)	15,205	2,699,192
Marriott Vacations Worldwide Corp.	2,276	339,875
McDonald’s Corp.	41,323	10,296,039
MGM Resorts International	21,884	898,119
Monarch Casino & Resort, Inc.(a)	605	42,441
Nathan’s Famous, Inc.	339	16,058
NEOGAMES SA(a)	318	4,156
Noodles & Co.(a)(b)	1,836	10,227
Norwegian Cruise Line Holdings Ltd.(a)	21,091	422,453
ONE Group Hospitality, Inc.(a)	2,463	22,931
Papa John’s International, Inc.	1,926	175,362
Penn National Gaming, Inc.(a)	8,814	322,328
Planet Fitness, Inc., Class A(a)	4,571	365,817
PlayAGS, Inc.(a)	1,281	8,455
Portillo’s, Inc., Class A(a)(b)	1,977	41,181
RCI Hospitality Holdings, Inc.	626	38,787
Red Robin Gourmet Burgers, Inc.(a)	441	5,817
Red Rock Resorts, Inc., Class A	3,336	146,651
Royal Caribbean Cruises Ltd.(a)(b)	11,898	924,832
Rush Street Interactive, Inc.(a)	2,591	16,453
Ruth’s Hospitality Group, Inc.	1,993	41,793
Scientific Games Corp., Class A(a)	5,250	294,315
SeaWorld Entertainment, Inc.(a)(b)	2,719	183,369
Shake Shack, Inc., Class A(a)	2,297	132,835
Six Flags Entertainment Corp.(a)	4,559	174,473
Starbucks Corp.	64,042	4,780,095
Target Hospitality Corp.(a)	2,425	15,180
Texas Roadhouse, Inc.	3,846	316,641
Travel + Leisure Co.	4,909	272,351
Vail Resorts, Inc.	2,230	566,777
Wendy’s Co.	10,460	206,690
Wingstop, Inc.	1,663	152,597
Wyndham Hotels & Resorts, Inc.	5,329	468,739
Wynn Resorts Ltd.(a)	5,898	415,691

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Yum China Holdings, Inc.	23,685	$990,033
Yum! Brands, Inc.	16,152	1,889,946

		46,124,563

Household Durables — 0.4%
Aterian, Inc.(a)(b)	1,384	7,100
Bassett Furniture Industries, Inc.	916	15,169
Beazer Homes USA, Inc.(a)	1,012	15,261
Cavco Industries, Inc.(a)	513	121,196
Century Communities, Inc.	1,627	85,775
Dr. Horton, Inc.	18,013	1,253,525
Ethan Allen Interiors, Inc.	842	19,989
Flexsteel Industries, Inc.	518	11,235
Garmin Ltd.	8,409	922,804
GoPro, Inc., Class A(a)(b)	8,298	74,018
Green Brick Partners, Inc.(a)	1,939	38,198
Hamilton Beach Brands Holding Co., Class A	190	1,778
Helen of Troy Ltd.(a)(b)	1,318	282,724
Hooker Furniture Corp.	333	5,614
Hovnanian Enterprises, Inc., Class A(a)	259	11,919
Installed Building Products, Inc.	1,230	98,978
iRobot Corp.(a)	1,749	88,587
KB Home	4,712	152,810
La-Z-Boy, Inc.	2,410	63,335
Leggett & Platt, Inc.	7,350	261,881
Lennar Corp., B Shares	1,295	84,434
Lennar Corp., Class A	13,323	1,019,076
LGI Homes, Inc.(a)(b)	1,213	113,670
Lifetime Brands, Inc.	464	5,856
Lovesac Co.(a)	653	28,628
M/I Homes, Inc.(a)	1,521	67,350
MDC Holdings, Inc	2,849	105,157
Meritage Homes Corp.(a)	2,069	170,796
Mohawk Industries, Inc.(a)	3,123	440,530
Newell Brands, Inc.	20,872	483,187
NVR, Inc.(a)	177	774,589
PulteGroup, Inc.	13,713	572,655
Purple Innovation, Inc.(a)(b)	3,669	15,116
Skyline Champion Corp.(a)	3,086	157,510
Sonos, Inc.(a)(b)	6,758	154,218
Taylor Morrison Home Corp.(a)	6,404	167,721
Tempur Sealy International, Inc.	10,061	272,754
Toll Brothers, Inc.	6,192	287,123
TopBuild Corp.(a)	1,774	321,342
Traeger, Inc.(a)	1,304	7,811
Tri Pointe Homes, Inc.(a)	6,899	142,602
Tupperware Brands Corp.(a)	3,393	59,649
Universal Electronics, Inc.(a)	976	28,792
VOXX International Corp.(a)(b)	1,140	8,630
Vuzix Corp.(a)(b)	2,953	15,267
Weber, Inc., Class A(b)	1,560	13,697
Whirlpool Corp.	3,321	602,828

		9,652,884

Household Products — 1.3%
Central Garden & Pet Co.(a)	682	29,865
Central Garden & Pet Co., Class A(a)	1,849	76,512
Church & Dwight Co., Inc.	13,611	1,327,889
Clorox Co.	6,768	971,005
Colgate-Palmolive Co.	46,458	3,579,589
Energizer Holdings, Inc.	3,583	108,529
Kimberly-Clark Corp.	18,853	2,617,362
Oil-Dri Corp. of America	141	3,518

Security	Shares	Value

Household Products (continued)
Procter & Gamble Co.	133,848	$21,489,296
Reynolds Consumer Products, Inc.	2,901	85,841
Spectrum Brands Holdings, Inc.	2,420	205,869
WD-40 Co.	816	150,128

		30,645,403

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	36,216	739,531
Brookfield Renewable Corp., Class A	7,045	252,915
Clearway Energy, Inc., Class A	2,467	70,112
Clearway Energy, Inc., Class C	4,431	135,278
Ormat Technologies, Inc.	2,569	199,611
Sunnova Energy International, Inc.(a)(b)	5,262	90,875
Vistra Corp.	26,580	665,032

		2,153,354

Industrial Conglomerates — 0.7%
3M Co.	31,831	4,590,667
General Electric Co.	60,719	4,526,602
Honeywell International, Inc.	38,126	7,377,762

		16,495,031

Insurance — 2.2%
Aflac, Inc.	35,347	2,024,676
Alleghany Corp.(a)	759	634,903
Allstate Corp.	15,392	1,947,704
Ambac Financial Group, Inc.(a)	1,699	13,133
American Equity Investment Life Holding Co.	4,364	164,610
American Financial Group, Inc.	3,746	518,746
American International Group, Inc.	45,931	2,687,423
American National Group, Inc.	457	86,195
AMERISAFE, Inc.	924	42,827
Aon PLC, Class A	12,153	3,499,942
Arch Capital Group Ltd.(a)	20,766	948,383
Argo Group International Holdings Ltd.	1,747	74,772
Arthur J Gallagher and Co.	11,315	1,906,464
Assurant, Inc.	3,160	574,741
Assured Guaranty Ltd.	3,625	199,919
Axis Capital Holdings Ltd.	4,196	240,557
Bright Health Group, Inc.(a)(b)	13,038	23,468
Brighthouse Financial, Inc.(a)	4,515	231,890
Brown & Brown, Inc.	12,839	795,761
BRP Group, Inc., Class A(a)	2,348	54,286
Chubb Ltd.	23,751	4,903,394
Cincinnati Financial Corp.	8,427	1,033,656
Citizens, Inc.(a)(b)	3,588	10,728
CNA Financial Corp.	1,745	82,783
CNO Financial Group, Inc.	7,685	185,516
eHealth, Inc.(a)	1,290	10,385
Employers Holdings, Inc.	798	31,393
Enstar Group Ltd.(a)	679	160,074
Erie Indemnity Co., Class A	1,502	240,741
Everest Re Group Ltd.	2,191	601,890
Fidelity National Financial, Inc.	15,005	597,499
First American Financial Corp.	5,864	341,930
Genworth Financial, Inc., Class A(a)	15,800	58,618
Globe Life, Inc.	5,639	553,073
GoHealth, Inc., Class A(a)(b)	3,067	2,292
Goosehead Insurance, Inc., Class A	1,045	60,077
Greenlight Capital Re Ltd., Class A(a)	1,310	9,013
Hanover Insurance Group, Inc.	1,944	285,418
Hartford Financial Services Group, Inc.	19,009	1,329,299
HCI Group, Inc.	444	28,456
Heritage Insurance Holdings, Inc.	585	2,492

15

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Horace Mann Educators Corp.	1,576	$62,804
Investors Title Co.	51	9,570
James River Group Holdings Ltd.	2,673	63,377
Kemper Corp.	3,523	162,622
Kinsale Capital Group, Inc.	1,245	276,004
Lemonade, Inc.(a)(b)	2,329	48,583
Lincoln National Corp.	9,713	584,237
Loews Corp.	12,195	766,334
Maiden Holdings Ltd.(a)	6,872	15,256
Markel Corp.(a)	765	1,035,259
Marsh & McLennan Cos., Inc.	28,258	4,569,319
MBIA, Inc.(a)	2,769	33,339
Mercury General Corp.	1,465	73,880
MetLife, Inc.	38,093	2,501,948
MetroMile, Inc.(a)(b)	2,436	2,391
National Western Life Group, Inc., Class A(b)	82	16,298
Old Republic International Corp.	15,429	339,592
Palomar Holdings, Inc.(a)	1,248	67,954
Primerica, Inc.	2,214	286,846
Principal Financial Group, Inc.	14,653	998,455
ProAssurance Corp.	1,892	46,486
Progressive Corp.	32,519	3,491,240
Prudential Financial, Inc.	21,112	2,290,863
Reinsurance Group of America, Inc.	3,770	404,596
RenaissanceRe Holdings Ltd.	2,533	363,536
RLI Corp.	2,287	262,502
Safety Insurance Group, Inc.	657	56,528
Selective Insurance Group, Inc.	3,146	259,105
Selectquote, Inc.(a)(b)	8,469	17,446
SiriusPoint Ltd.(a)	6,850	43,018
Stewart Information Services Corp.	1,098	56,657
Tiptree, Inc.	2,116	24,609
Travelers Cos., Inc.	13,326	2,279,546
Trean Insurance Group, Inc.(a)	1,480	7,430
Trupanion, Inc.(a)(b)	2,192	139,455
United Fire Group, Inc.	1,781	52,165
United Insurance Holdings Corp.	649	1,486
Universal Insurance Holdings, Inc.	1,090	13,690
Unum Group	11,353	346,494
W R Berkley Corp.	11,532	766,763
White Mountains Insurance Group Ltd.	162	169,779
Willis Towers Watson PLC	6,948	1,492,847

		51,699,436

Interactive Media & Services(a) — 4.5%
Alphabet, Inc., Class A	16,717	38,151,370
Alphabet, Inc., Class C	15,377	35,356,797
Cargurus, Inc.	5,532	180,786
Cars.com, Inc.	4,460	49,595
Eventbrite, Inc., Class A(b)	4,028	42,616
EverQuote, Inc., Class A	1,224	16,989
fuboTV, Inc.(b)	7,497	28,414
IAC/InterActiveCorp.	4,147	343,703
Liberty TripAdvisor Holdings, Inc., Class A(b)	2,921	4,382
Match Group, Inc.	15,793	1,250,016
MediaAlpha, Inc., Class A	1,139	16,789
Meta Platforms, Inc., Class A	128,204	25,701,056
Pinterest, Inc., Class A	31,351	643,323
QuinStreet, Inc.	3,046	28,967
TripAdvisor, Inc.	5,684	145,908
TrueCar, Inc.	5,805	20,782
Twitter, Inc.	43,630	2,138,743

Security	Shares	Value

Interactive Media & Services (continued)
Vimeo, Inc.(b)	7,862	$80,114
Yelp, Inc.	4,499	146,352
Ziff Davis, Inc.	2,424	214,185

		104,560,887

Internet & Direct Marketing Retail — 2.8%
1-800-Flowers.com, Inc., Class A(a)	1,280	13,056
Amazon.com, Inc.(a)	24,129	59,975,766
CarParts.com, Inc.(a)	2,466	14,771
DoorDash, Inc., Class A(a)	8,185	666,505
Duluth Holdings, Inc., Class B(a)	1,416	17,346
eBay, Inc.	34,516	1,792,071
Etsy, Inc.(a)	7,142	665,563
Groupon, Inc.(a)(b)	1,225	23,900
Lands’ End, Inc.(a)(b)	889	12,464
Liquidity Services, Inc.(a)	1,998	28,811
Overstock.com, Inc.(a)(b)	2,560	85,914
PetMed Express, Inc	1,061	23,236
Porch Group, Inc.(a)	4,723	17,475
Quotient Technology, Inc.(a)	4,746	25,201
Qurate Retail, Inc., Series A	21,408	90,128
RealReal, Inc.(a)	4,179	22,650
Revolve Group, Inc.(a)	2,163	91,408
Shutterstock, Inc.	1,408	106,614
Stitch Fix, Inc., Class A(a)	5,133	48,763
Wayfair, Inc., Class A(a)(b)	4,142	318,685
Xometry, Inc., Class A(a)(b)	1,228	40,303

		64,080,630

IT Services — 4.4%
Accenture PLC, Class A	35,303	10,603,609
Akamai Technologies, Inc.(a)(b)	8,809	989,075
Amdocs Ltd.	7,179	572,094
Automatic Data Processing, Inc.	23,228	5,067,885
BigCommerce Holdings, Inc., Series-1(a)	2,827	50,518
Block, Inc.(a)	26,649	2,652,641
Bread Financial Holdings, Inc.	2,726	149,385
Brightcove, Inc.(a)	2,245	15,827
Broadridge Financial Solutions, Inc.	6,462	931,368
Cantaloupe, Inc.(a)	2,911	15,923
Cass Information Systems, Inc.	434	16,800
Cloudflare, Inc., Class A(a)	14,458	1,245,412
Cognizant Technology Solutions Corp., Class A	29,244	2,365,840
Concentrix Corp.	2,302	362,519
Conduent, Inc.(a)	11,206	63,090
CSG Systems International, Inc.	1,739	106,896
DigitalOcean Holdings, Inc.(a)(b)	2,928	115,451
DXC Technology Co.(a)	13,982	401,283
EPAM Systems, Inc.(a)	3,012	798,150
Euronet Worldwide, Inc.(a)	2,781	338,309
EVERTEC, Inc.	3,340	131,596
Evo Payments, Inc., Class A(a)	2,672	60,200
ExlService Holdings, Inc.(a)	1,849	251,741
Fastly, Inc., Class A(a)(b)	5,912	94,001
Fidelity National Information Services, Inc	33,679	3,339,273
Fiserv, Inc.(a)	33,095	3,240,662
FleetCor Technologies, Inc.(a)	4,408	1,099,884
Flywire Corp.(a)	3,641	111,087
Gartner, Inc.(a)	4,470	1,298,758
Genpact Ltd.	10,162	409,224
Global Payments, Inc.	15,915	2,180,037
Globant SA(a)	2,247	485,330
GoDaddy, Inc., Class A(a)	9,389	758,725

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Grid Dynamics Holdings, Inc.(a)	2,355	$32,782
Hackett Group, Inc.	1,720	40,403
I3 Verticals, Inc., Class A(a)	1,114	30,579
International Business Machines Corp.	49,555	6,551,667
International Money Express, Inc.(a)	2,474	49,158
Jack Henry & Associates, Inc.	4,040	765,903
Kyndryl Holdings, Inc.(a)(b)	12,995	154,511
Limelight Networks, Inc.(a)	5,082	18,143
LiveRamp Holdings, Inc.(a)	3,611	113,097
Mastercard, Inc., Class A	47,961	17,428,068
Maximus, Inc.	3,520	256,538
MoneyGram International, Inc.(a)	4,380	44,369
MongoDB, Inc.(a)(b)	3,553	1,261,066
Okta, Inc.(a)	7,054	841,613
Paya Holdings, Inc.(a)	4,078	20,757
Paychex, Inc.	17,795	2,255,160
PayPal Holdings, Inc.(a)	65,263	5,738,576
Paysafe Ltd.(a)(b)	17,933	49,854
Perficient, Inc.(a)	1,876	186,493
Rackspace Technology, Inc.(a)(b)	2,884	28,523
Repay Holdings Corp.(a)	5,002	66,927
Sabre Corp.(a)(b)	17,947	187,905
Shift4 Payments, Inc., Class A(a)	2,445	128,265
Snowflake, Inc., Class A(a)	11,407	1,955,616
SolarWinds Corp.	1,754	21,697
SS&C Technologies Holdings, Inc.	12,161	786,330
StarTek, Inc.(a)	3,279	12,296
StoneCo Ltd., Class A(a)	13,166	124,024
Switch, Inc., Class A	6,715	200,510
Thoughtworks Holding Inc.(a)(b)	2,150	39,796
TTEC Holdings, Inc.	1,040	76,762
Tucows, Inc., Class A(a)(b)	474	27,312
Twilio, Inc., Class A(a)	9,318	1,041,939
Unisys Corp.(a)	3,469	49,294
VeriSign, Inc.(a)	5,425	969,393
Verra Mobility Corp.(a)	6,861	96,260
Visa, Inc., Class A	92,221	19,655,062
Western Union Co.	22,502	377,134
WEX, Inc.(a)	2,474	411,278
Wix.com Ltd.(a)(b)	3,064	231,209

		102,648,862

Leisure Products — 0.1%
Acushnet Holdings Corp.	1,764	71,865
American Outdoor Brands, Inc.(a)(b)	1,158	14,591
AMMO, Inc.(a)(b)	3,293	13,337
Brunswick Corp.	4,293	324,594
Callaway Golf Co.(a)	6,815	149,521
Clarus Corp.	1,492	33,346
Escalade, Inc.	501	6,588
Genius Brands International, Inc.(a)(b)	13,975	9,922
Hasbro, Inc.	6,791	598,016
Johnson Outdoors, Inc., Class A	138	10,554
Latham Group, Inc.(a)(b)	2,161	25,932
Malibu Boats, Inc., Class A(a)(b)	1,332	66,986
MasterCraft Boat Holdings, Inc.(a)	1,420	34,179
Mattel, Inc.(a)	19,120	464,807
Nautilus, Inc.(a)(b)	1,478	4,449
Peloton Interactive, Inc., Class A(a)	16,540	290,442
Polaris, Inc.	3,182	302,099
Smith & Wesson Brands, Inc.	2,956	40,586

Security	Shares	Value

Leisure Products (continued)
Sturm Ruger & Co., Inc.	1,052	$71,694
Vista Outdoor, Inc.(a)	2,435	85,785
YETI Holdings, Inc.(a)(b)	4,727	231,009

		2,850,302

Life Sciences Tools & Services — 1.7%
10X Genomics, Inc., Class A(a)	4,896	233,833
Absci Corp.(a)(b)	3,217	19,012
Adaptive Biotechnologies Corp.(a)	6,063	50,020
Agilent Technologies, Inc.	16,862	2,011,131
Avantor, Inc.(a)	33,623	1,071,901
Azenta, Inc.	3,977	298,116
Berkeley Lights, Inc.(a)(b)	2,417	12,025
Bionano Genomics, Inc.(a)(b)	14,144	23,055
Bio-Rad Laboratories, Inc., Class A(a)	1,189	608,839
Bio-Techne Corp.	2,186	830,002
Bruker Corp.	5,642	324,359
Charles River Laboratories International, Inc.(a)	2,862	691,202
ChromaDex Corp.(a)(b)	2,577	4,871
Codexis, Inc.(a)	3,610	43,428
Cytek Biosciences, Inc.(a)(b)	5,943	56,161
Danaher Corp.	35,220	8,844,799
Fluidigm Corp.(a)(b)	5,382	14,262
Harvard Bioscience, Inc.(a)	3,253	16,981
Illumina, Inc.(a)	8,086	2,398,712
Inotiv, Inc.(a)(b)	753	10,730
IQVIA Holdings, Inc.(a)	10,557	2,301,320
Maravai LifeSciences Holdings, Inc., Class A(a)	5,945	182,690
MaxCyte, Inc.(a)	6,350	35,179
Medpace Holdings, Inc.(a)	1,624	216,918
Mettler-Toledo International, Inc.(a)	1,238	1,581,582
NanoString Technologies, Inc.(a)(b)	2,353	44,189
NeoGenomics, Inc.(a)	6,198	58,571
Pacific Biosciences of California, Inc.(a)(b)	10,697	67,819
PerkinElmer, Inc.	7,081	1,038,145
Personalis, Inc.(a)	1,910	10,696
QIAGEN NV(a)(b)	12,580	570,755
Quanterix Corp.(a)	1,710	37,945
Repligen Corp.(a)	3,088	485,557
Seer, Inc., Class A(a)	2,417	17,596
Singular Genomics Systems, Inc.(a)	5,103	20,871
Sotera Health Co.(a)	5,256	107,117
Syneos Health, Inc.(a)	5,649	412,885
Thermo Fisher Scientific, Inc.	21,823	12,066,373
Waters Corp.(a)	3,377	1,023,299
West Pharmaceutical Services, Inc.	4,116	1,296,787

		39,139,733

Machinery — 1.7%
AGCO Corp.	3,428	436,727
AgEagle Aerial Systems, Inc.(a)(b)	4,287	3,456
Alamo Group, Inc.	524	66,255
Albany International Corp., Class A	1,571	122,884
Allison Transmission Holdings, Inc.	5,509	206,257
Altra Industrial Motion Corp.	3,350	130,650
Astec Industries, Inc.	1,337	52,277
Barnes Group, Inc.	2,596	87,174
Blue Bird Corp.(a)(b)	1,815	29,094
Caterpillar, Inc.	30,080	6,333,043
Chart Industries, Inc.(a)(b)	1,992	336,289
CIRCOR International, Inc.(a)	747	14,679
Columbus McKinnon Corp.	1,466	51,970

17

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Commercial Vehicle Group, Inc.(a)	2,001	$14,367
Crane Co.	2,791	268,578
Cummins, Inc.	7,913	1,497,060
Deere & Co.	15,514	5,857,311
Desktop Metal, Inc., Class A(a)	11,454	40,204
Donaldson Co., Inc.	6,936	340,141
Douglas Dynamics, Inc.	1,306	40,434
Dover Corp.	7,955	1,060,401
Energy Recovery, Inc.(a)	2,318	42,929
Enerpac Tool Group Corp.	3,044	61,124
EnPro Industries, Inc.	1,210	112,784
Esab Corp.(a)	2,189	102,883
ESCO Technologies, Inc.	1,470	91,801
Evoqua Water Technologies Corp.(a)(b)	6,747	281,282
Federal Signal Corp.	4,475	152,284
Flowserve Corp.	7,829	256,087
Fortive Corp.	17,791	1,022,982
Franklin Electric Co., Inc.	2,637	184,432
Gates Industrial Corp. PLC(a)(b)	5,134	65,458
Gorman-Rupp Co.	1,213	38,646
Graco, Inc.	9,222	571,948
Greenbrier Cos., Inc.	1,846	78,843
Helios Technologies, Inc.	1,936	130,060
Hillenbrand, Inc.	3,849	157,116
Hydrofarm Holdings Group, Inc.(a)(b)	2,964	28,306
Hyliion Holdings Corp.(a)(b)	5,934	19,048
Hyster-Yale Materials Handling, Inc.	750	23,040
Ideanomics, Inc.(a)(b)	20,556	14,784
IDEX Corp.	4,089	776,174
Illinois Tool Works, Inc.	17,527	3,454,747
Ingersoll Rand, Inc.	22,580	992,617
ITT, Inc.	4,812	337,899
John Bean Technologies Corp.	1,808	213,145
Kadant, Inc.	660	122,100
Kennametal, Inc.	4,869	125,279
Lincoln Electric Holdings, Inc.	3,252	438,142
Lindsay Corp.	692	93,524
Luxfer Holdings PLC	3,342	53,940
Manitowoc Co., Inc.(a)	2,189	28,982
Meritor, Inc.(a)	3,648	131,000
Middleby Corp.(a)	3,042	468,133
Miller Industries, Inc.	1,182	31,689
Mueller Industries, Inc.	3,097	167,703
Mueller Water Products, Inc., Class A	8,205	98,706
Nikola Corp.(a)(b)	12,299	88,307
NN, Inc.(a)	2,043	6,190
Nordson Corp.	3,291	709,836
Omega Flex, Inc.	130	14,430
Oshkosh Corp.	3,759	347,482
Otis Worldwide Corp.	23,469	1,709,482
PACCAR, Inc.	18,805	1,561,755
Parker-Hannifin Corp.	7,086	1,919,031
Park-Ohio Holdings Corp.	132	1,266
Pentair PLC	8,870	450,152
Proto Labs, Inc.(a)	1,431	60,975
RBC Bearings, Inc.(a)	1,556	261,953
REV Group, Inc.	1,078	12,850
Shyft Group, Inc.	1,974	50,278
Snap-on, Inc.	2,926	621,746
SPX Corp.(a)	2,297	96,244
Standex International Corp.	643	60,468
Stanley Black & Decker, Inc.	8,768	1,053,475

Security	Shares	Value

Machinery (continued)
Tennant Co.	1,312	$84,729
Terex Corp.	3,675	124,950
Timken Co.	3,564	205,429
Titan International, Inc.(a)	2,632	36,480
Toro Co.	5,863	469,802
Trinity Industries, Inc.	4,771	132,348
Wabash National Corp.	1,971	28,205
Watts Water Technologies, Inc., Class A	1,486	189,406
Welbilt, Inc.(a)	7,506	177,292
Westinghouse Air Brake Technologies Corp.	9,941	893,795
Xylem, Inc.	10,080	811,440

		40,138,664

Marine — 0.0%
Costamare, Inc.	3,080	41,303
Eagle Bulk Shipping, Inc.	778	48,423
Genco Shipping & Trading Ltd.	2,396	52,784
Kirby Corp.(a)	3,184	207,597
Matson, Inc.	2,255	193,975
Safe Bulkers, Inc.	7,287	29,949

		574,031

Media — 0.9%
Advantage Solutions, Inc.(a)	3,751	18,868
Altice USA, Inc., Class A(a)	12,284	113,996
AMC Networks, Inc., Class A(a)	1,603	52,306
Audacy, Inc.(a)	11,048	28,062
Boston Omaha Corp., Class A(a)	863	17,985
Cable One, Inc.	297	346,361
Cardlytics, Inc.(a)	1,891	64,540
Charter Communications, Inc., Class A(a)	6,648	2,848,602
Clear Channel Outdoor Holdings, Inc.(a)	18,038	44,374
Comcast Corp., Class A	249,287	9,911,651
ComScore, Inc.(a)(b)	2,806	5,668
Daily Journal Corp.(a)	60	15,429
DISH Network Corp., Class A(a)	13,981	398,598
Emerald Holding, Inc.(a)	736	1,980
Entravision Communications Corp., Class A	1,689	8,732
EW Scripps Co., Class A(a)	2,946	48,491
Fluent, Inc.(a)(b)	1,571	2,105
Fox Corp., Class A	17,695	634,189
Fox Corp., Class B	8,940	297,166
Gannett Co., Inc.(a)	7,997	32,068
Gray Television, Inc.	4,444	82,303
iHeartMedia, Inc., Class A(a)	5,629	90,008
Integral Ad Science Holding Corp.(a)	1,140	13,463
Interpublic Group of Cos., Inc.	21,899	714,345
John Wiley & Sons, Inc., Class A	2,265	115,266
Liberty Broadband Corp., Class A(a)	1,674	180,223
Liberty Broadband Corp., Class C(a)	7,531	842,116
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	4,820	201,621
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	9,359	391,955
Loyalty Ventures, Inc.(a)	1,090	13,941
Magnite, Inc.(a)	8,306	80,153
National CineMedia, Inc.	2,288	5,057
New York Times Co., Class A	9,082	348,022
News Corp., Class A	19,133	379,981
News Corp., Class B	9,143	182,037
Nexstar Media Group, Inc., Class A	2,127	336,959
Omnicom Group, Inc.	11,755	894,908
Paramount Global, Class A	2,068	65,245
Paramount Global, Class B	30,500	888,160
Scholastic Corp.	1,551	57,154
Sinclair Broadcast Group, Inc., Class A	2,243	49,884

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Sirius XM Holdings, Inc.(b)	50,960	$305,760
Stagwell, Inc.(a)	4,676	31,703
TechTarget, Inc.(a)	1,296	87,234
TEGNA, Inc.	12,601	277,852
Thryv Holdings, Inc.(a)	853	22,033
WideOpenWest, Inc.(a)	3,478	69,734

		21,618,288

Metals & Mining — 0.7%
Alcoa Corp.	10,313	699,221
Allegheny Technologies, Inc.(a)	6,670	181,291
Arconic Corp.(a)	5,631	141,676
Ardagh Group SA(a)	1,250	17,881
Carpenter Technology Corp.	2,307	88,081
Century Aluminum Co.(a)	2,613	44,081
Cleveland-Cliffs, Inc.(a)	25,127	640,487
Coeur Mining, Inc.(a)	16,736	60,752
Commercial Metals Co.	6,336	259,776
Compass Minerals International, Inc.	1,903	112,524
Constellium SE(a)(b)	6,148	102,610
Freeport-McMoRan, Inc.	80,955	3,282,725
Gatos Silver, Inc.(a)	2,285	7,723
Haynes International, Inc.	363	14,186
Hecla Mining Co.	31,849	165,933
Kaiser Aluminum Corp.	806	77,779
Materion Corp.	1,023	87,109
MP Materials Corp.(a)	4,417	168,023
Newmont Corp.	44,375	3,232,719
Novagold Resources, Inc.(a)	12,171	75,704
Nucor Corp.	14,717	2,277,897
Olympic Steel, Inc.	1,177	40,407
Reliance Steel & Aluminum Co.	3,424	678,808
Royal Gold, Inc.	3,679	480,036
Ryerson Holding Corp.	1,198	44,098
Schnitzer Steel Industries, Inc., Class A	1,945	88,750
Southern Copper Corp.	4,681	291,486
Steel Dynamics, Inc.	10,387	890,685
SunCoke Energy, Inc.	5,143	42,790
TimkenSteel Corp.(a)	2,945	60,873
United States Steel Corp.	14,679	447,563
Warrior Met Coal, Inc.	2,567	87,458
Worthington Industries, Inc.	1,826	86,863

		14,977,995

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	26,635	292,452
Annaly Capital Management, Inc.	78,974	507,013
Apollo Commercial Real Estate Finance, Inc.	7,237	87,133
Arbor Realty Trust, Inc.	8,496	145,282
Ares Commercial Real Estate Corp.	2,603	39,227
ARMOUR Residential REIT, Inc.	5,531	40,598
Blackstone Mortgage Trust, Inc., Class A	8,520	255,941
BrightSpire Capital, Inc.	5,031	42,764
Broadmark Realty Capital, Inc.	7,832	61,168
Chimera Investment Corp.	13,492	135,190
Dynex Capital, Inc.	2,599	42,182
Ellington Financial, Inc.	2,723	44,085
Franklin BSP Realty Trust, Inc.	811	10,754
Granite Point Mortgage Trust, Inc.	1,933	18,808
Great Ajax Corp.	2,080	19,365
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,189	167,518
Invesco Mortgage Capital, Inc.	12,749	22,183

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
KKR Real Estate Finance Trust, Inc.	2,479	$47,101
Ladder Capital Corp.	6,531	74,388
MFA Financial, Inc.	6,287	89,590
New Residential Investment Corp.	24,528	255,091
New York Mortgage Trust, Inc.	17,656	56,852
Orchid Island Capital, Inc.	5,689	15,815
PennyMac Mortgage Investment Trust	5,334	81,824
Ready Capital Corp.	3,168	46,158
Redwood Trust, Inc.	6,308	61,188
Starwood Property Trust, Inc.	15,905	363,906
TPG RE Finance Trust, Inc.	3,418	36,060
Two Harbors Investment Corp.	16,642	80,048

		3,139,684

Multiline Retail — 0.5%
Big Lots, Inc.	1,787	55,218
Dillard’s, Inc., Class A(b)	348	105,726
Dollar General Corp.	12,915	3,067,700
Dollar Tree, Inc.(a)	12,443	2,021,365
Franchise Group, Inc.	1,453	54,182
Kohl’s Corp.	8,219	475,716
Macy’s, Inc.	15,404	372,315
Nordstrom, Inc.	6,401	164,506
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	3,663	176,007
Target Corp.	26,454	6,048,707

		12,541,442

Multi-Utilities — 0.8%
Ameren Corp.	14,048	1,305,059
Avista Corp.	3,862	156,681
Black Hills Corp.	3,561	260,808
CenterPoint Energy, Inc.	33,498	1,025,374
CMS Energy Corp.	15,960	1,096,293
Consolidated Edison, Inc.	19,700	1,826,978
Dominion Energy, Inc.	45,288	3,697,312
DTE Energy Co.	10,667	1,397,804
NiSource, Inc.	21,918	638,252
NorthWestern Corp.	3,345	189,628
Public Service Enterprise Group, Inc.	27,858	1,940,588
Sempra Energy	17,708	2,857,363
Unitil Corp.	767	39,117
WEC Energy Group, Inc.	17,607	1,761,580

		18,192,837

Oil, Gas & Consumable Fuels — 3.8%
Aemetis, Inc.(a)(b)	1,655	15,110
Alto Ingredients, Inc.(a)	3,664	21,141
Antero Midstream Corp.	19,417	199,413
Antero Resources Corp.(a)	15,879	558,941
APA Corp.	19,825	811,437
Arch Resources, Inc.	769	127,946
Berry Corp.	2,607	28,599
Brigham Minerals, Inc., Class A	2,322	57,539
California Resources Corp.	4,234	170,249
Callon Petroleum Co.(a)	2,471	126,688
Centennial Resource Development, Inc., Class A(a)	9,150	70,821
Cheniere Energy, Inc	12,994	1,764,715
Chesapeake Energy Corp.	5,848	479,653
Chevron Corp.	107,417	16,829,021
Civitas Resources, Inc.	2,558	149,950
Clean Energy Fuels Corp.(a)	11,389	66,740
CNX Resources Corp.(a)	12,210	250,916
Comstock Resources, Inc.(a)(b)	4,466	76,056
ConocoPhillips	73,660	7,036,003

19

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc.(a)	2,144	$101,947
Continental Resources, Inc.	3,738	207,721
Coterra Energy, Inc.	44,131	1,270,532
Crescent Energy, Inc.	1,874	29,441
CVR Energy, Inc.	2,507	62,850
Delek US Holdings, Inc.(a)	3,571	86,418
Denbury, Inc.(a)(b)	2,901	185,606
Devon Energy Corp.	37,209	2,164,448
DHT Holdings, Inc.	8,078	45,398
Diamondback Energy, Inc.	10,072	1,271,389
Dorian LPG Ltd.	1,250	18,400
DTE Midstream LLC(a)	5,452	293,045
Earthstone Energy, Inc., Class A(a)	1,997	26,940
Energy Fuels, Inc.(a)	8,340	62,633
EOG Resources, Inc.	32,357	3,778,003
EQT Corp.	17,148	681,633
Equitrans Midstream Corp.	21,144	166,192
Exxon Mobil Corp.	235,112	20,043,298
Falcon Minerals Corp.	1,711	11,635
Frontline Ltd.(a)(b)	7,646	63,691
Gevo, Inc.(a)(b)	9,834	36,484
Golar LNG Ltd.(a)	5,492	122,581
Green Plains, Inc.(a)(b)	1,196	33,572
Hess Corp.	15,379	1,585,114
HF Sinclair Corp.(a)	8,765	333,245
International Seaways, Inc.	1,728	36,513
Kinder Morgan, Inc.	108,803	1,974,774
Kinetik Holdings, Inc., Class A	357	25,401
Kosmos Energy Ltd.(a)	22,400	151,424
Laredo Petroleum, Inc.(a)	644	45,859
Magnolia Oil & Gas Corp., Class A	7,273	169,025
Marathon Oil Corp.	43,562	1,085,565
Marathon Petroleum Corp.	33,728	2,943,105
Matador Resources Co.	5,872	286,671
Murphy Oil Corp.	7,792	296,719
New Fortress Energy, Inc.	1,317	51,073
Nordic American Tankers Ltd.	4,938	12,641
Northern Oil and Gas, Inc.	2,450	61,201
Oasis Petroleum, Inc.	1,009	133,854
Occidental Petroleum Corp.	47,281	2,604,710
ONEOK, Inc.	24,971	1,581,413
Ovintiv, Inc.	14,410	737,648
Par Pacific Holdings, Inc.(a)	2,754	40,401
PBF Energy, Inc., Class A(a)	5,108	148,438
PDC Energy, Inc.	5,642	393,473
Peabody Energy Corp.(a)	4,700	106,408
Phillips 66	25,709	2,230,513
Pioneer Natural Resources Co.	12,046	2,800,334
Range Resources Corp.(a)	13,615	407,633
Ranger Oil Corp., Class A(a)	1,207	38,443
Renewable Energy Group, Inc.(a)	1,586	96,841
REX American Resources Corp.(a)	221	18,703
Riley Exploration Permian, Inc.(b)	425	9,873
Scorpio Tankers, Inc.	2,267	56,063
SFL Corp. Ltd.	6,904	68,488
SM Energy Co.	6,881	244,482
Southwestern Energy Co.(a)	57,451	430,883
Talos Energy, Inc.(a)	1,941	35,268
Targa Resources Corp.	12,344	906,173
Teekay Corp.(a)	5,713	18,510
Teekay Tankers Ltd., Class A(a)	1,541	24,671
Tellurian, Inc.(a)	23,796	118,504

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Texas Pacific Land Corp.	333	$455,078
Uranium Energy Corp.(a)(b)	13,627	57,915
Ur-Energy, Inc.(a)	13,853	19,117
Valero Energy Corp.	22,559	2,514,877
W&T Offshore, Inc.(a)(b)	2,856	13,595
Whiting Petroleum Corp.	2,028	148,145
Williams Cos., Inc.	68,226	2,339,470
World Fuel Services Corp.	4,001	96,904

		87,559,953

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	1,371	45,394
Glatfelter Corp.	2,862	31,482
Louisiana-Pacific Corp.	4,910	316,793
Neenah, Inc.	977	34,586
Sylvamo Corp.(a)	1,984	88,585

		516,840

Personal Products — 0.2%
Beauty Health Co.(a)	5,074	66,469
BellRing Brands, Inc.(a)(b)	6,565	140,688
Coty, Inc., Class A(a)	19,175	155,509
Edgewell Personal Care Co.	2,898	110,530
elf Beauty, Inc.(a)	3,293	80,119
Estee Lauder Cos., Inc., Class A	12,686	3,349,865
Herbalife Nutrition Ltd.(a)(b)	5,391	143,293
Honest Co., Inc.(a)	6,142	24,322
Inter Parfums, Inc.	944	77,153
Medifast, Inc.	711	126,814
Nature’s Sunshine Products, Inc.(a)	255	4,223
NewAge, Inc.(a)(b)	4,799	1,900
Nu Skin Enterprises, Inc., Class A	2,597	110,736
Olaplex Holdings, Inc.(a)(b)	4,494	66,062
Revlon, Inc., Class A(a)(b)	260	1,591
USANA Health Sciences, Inc.(a)	667	51,132
Veru, Inc.(a)(b)	4,777	55,987

		4,566,393

Pharmaceuticals — 3.8%
9 Meters Biopharma, Inc.(a)	16,062	6,711
Aclaris Therapeutics, Inc.(a)	2,185	26,919
Aerie Pharmaceuticals, Inc.(a)(b)	1,684	11,973
Amneal Pharmaceuticals, Inc.(a)	5,098	19,678
Amphastar Pharmaceuticals, Inc.(a)	2,313	82,042
Ampio Pharmaceuticals, Inc.(a)(b)	12,047	2,773
ANI Pharmaceuticals, Inc.(a)	794	23,431
Antares Pharma, Inc.(a)	10,058	55,973
Arvinas, Inc.(a)	2,504	137,645
Atea Pharmaceuticals, Inc.(a)(b)	3,928	23,057
Athira Pharma, Inc.(a)	2,144	22,062
Axsome Therapeutics, Inc.(a)(b)	1,553	49,308
Bristol-Myers Squibb Co.	121,755	9,164,499
Cara Therapeutics, Inc.(a)	3,166	27,608
Cassava Sciences, Inc.(a)(b)	1,925	40,175
Catalent, Inc.(a)	9,502	860,501
CinCor Pharma, Inc.(a)	929	22,101
Citius Pharmaceuticals, Inc.(a)(b)	5,805	5,863
Collegium Pharmaceutical, Inc.(a)	1,582	25,470
Corcept Therapeutics, Inc.(a)	5,104	109,787
CorMedix, Inc.(a)	1,458	5,016
Cymabay Therapeutics, Inc.(a)	3,406	7,732
DICE Therapeutics, Inc.(a)(b)	1,186	24,100
Durect Corp.(a)(b)	7,508	3,379
Edgewise Therapeutics, Inc.(a)	2,551	20,357

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Elanco Animal Health, Inc.(a)(b)	25,242	$638,875
Eli Lilly & Co.	47,058	13,747,054
Endo International PLC(a)	15,455	30,910
Esperion Therapeutics, Inc.(a)(b)	1,000	5,680
Evolus, Inc.(a)	1,907	21,339
EyePoint Pharmaceuticals, Inc.(a)	2,397	27,086
Fulcrum Therapeutics, Inc.(a)	1,593	15,325
Harmony Biosciences Holdings, Inc.(a)	1,152	51,886
Ikena Oncology, Inc.(a)	1,917	7,438
Innoviva, Inc.(a)	2,582	44,049
Intra-Cellular Therapies, Inc.(a)	4,249	215,042
Jazz Pharmaceuticals PLC(a)	3,243	519,593
Johnson & Johnson	146,539	26,444,428
Kala Pharmaceuticals, Inc.(a)(b)	1,156	751
KemPharm, Inc.(a)	1,573	7,031
Marinus Pharmaceuticals, Inc.(a)	1,328	8,791
Merck & Co., Inc.	140,726	12,480,989
Mind Medicine MindMed, Inc.(a)(b)	16,253	13,002
Nektar Therapeutics(a)	10,497	43,353
NGM Biopharmaceuticals, Inc.(a)	1,461	18,233
Nuvation Bio, Inc.(a)	9,777	45,561
Ocular Therapeutix, Inc.(a)	2,768	9,882
Omeros Corp.(a)(b)	3,663	12,711
Oramed Pharmaceuticals, Inc.(a)	1,454	7,474
Organon & Co.	14,240	460,379
Pacira BioSciences, Inc.(a)	2,251	167,857
Paratek Pharmaceuticals, Inc.(a)	915	2,022
Perrigo Co. PLC	7,428	254,780
Pfizer, Inc.	310,241	15,223,526
Phathom Pharmaceuticals, Inc.(a)	1,212	15,683
Phibro Animal Health Corp., Class A	619	11,136
Pliant Therapeutics, Inc.(a)	1,639	9,605
Prestige Consumer Healthcare, Inc.(a)	2,675	146,216
Provention Bio, Inc.(a)(b)	1,609	7,224
Reata Pharmaceuticals, Inc., Class A(a)	1,618	41,065
Relmada Therapeutics, Inc.(a)	1,462	36,711
Revance Therapeutics, Inc.(a)	3,641	59,640
Royalty Pharma PLC, Class A	17,759	756,178
SIGA Technologies, Inc.(a)	3,614	24,828
Supernus Pharmaceuticals, Inc.(a)	2,277	63,528
Tarsus Pharmaceuticals, Inc.(a)	888	16,259
Terns Pharmaceuticals, Inc.(a)	2,419	3,870
TherapeuticsMD, Inc.(a)(b)	7,503	1,513
Theravance Biopharma, Inc.(a)	3,062	29,548
Verrica Pharmaceuticals, Inc.(a)(b)	732	4,809
Viatris, Inc.	68,319	705,735
WaVe Life Sciences Ltd.(a)	1,000	1,950
Zoetis, Inc.	26,274	4,657,066

		87,895,771

Professional Services — 0.6%
Acacia Research Corp.(a)	3,628	17,015
ASGN, Inc.(a)	2,891	327,984
Atlas Technical Consultants, Inc.(a)	1,076	13,020
Barrett Business Services, Inc.	250	17,993
Booz Allen Hamilton Holding Corp.	7,381	602,511
CACI International, Inc., Class A(a)	1,284	340,645
CBIZ, Inc.(a)	3,197	133,922
Clarivate PLC(a)(b)	25,709	403,117
CoStar Group, Inc.(a)	21,869	1,391,306
CRA International, Inc.	456	37,561
Dun & Bradstreet Holdings, Inc.(a)(b)	9,419	148,726

Security	Shares	Value

Professional Services (continued)
Equifax, Inc.	6,758	$1,375,388
Exponent, Inc.	2,889	276,795
First Advantage Corp.(a)	4,217	73,207
Forrester Research, Inc.(a)	474	26,397
Franklin Covey Co.(a)	875	35,061
FTI Consulting, Inc.(a)	1,887	297,599
Heidrick & Struggles International, Inc.	1,059	33,846
Huron Consulting Group, Inc.(a)	1,374	71,146
ICF International, Inc.	940	92,881
Insperity, Inc.	2,089	221,539
Jacobs Engineering Group, Inc.	7,248	1,004,210
KBR, Inc.	7,864	387,145
Kelly Services, Inc., Class A	1,865	35,976
Kforce, Inc.	1,056	73,973
Korn Ferry	3,029	186,102
Legalzoom.com, Inc.(a)(b)	6,145	88,181
Leidos Holdings, Inc.	7,732	800,339
ManpowerGroup, Inc.	2,992	269,878
ManTech International Corp., Class A	1,416	113,761
Mistras Group, Inc.(a)	3,007	17,110
Nielsen Holdings PLC	19,997	536,120
Resources Connection, Inc.	2,633	45,261
Robert Half International, Inc.	6,040	593,792
Science Applications International Corp.	3,354	279,153
TransUnion	10,337	904,694
TriNet Group, Inc.(a)	2,363	209,598
TrueBlue, Inc.(a)	2,384	60,959
Upwork, Inc.(a)	6,329	132,719
Verisk Analytics, Inc.	8,758	1,787,070
Willdan Group, Inc.(a)	300	8,064

		13,471,764

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	18,586	1,543,381
Cushman & Wakefield PLC(a)(b)	7,387	132,227
Douglas Elliman, Inc.	3,965	24,028
eXp World Holdings, Inc.(b)	3,634	48,659
Fathom Holdings, Inc.(a)(b)	885	6,567
Forestar Group, Inc.(a)	1,192	19,442
FRP Holdings, Inc.(a)	186	10,511
Howard Hughes Corp.(a)(b)	2,164	217,028
Jones Lang LaSalle, Inc.(a)	2,806	613,756
Kennedy-Wilson Holdings, Inc.	6,954	156,813
Marcus & Millichap, Inc.	1,555	69,648
Newmark Group, Inc., Class A	8,235	100,055
Opendoor Technologies, Inc.(a)(b)	25,395	177,511
Rafael Holdings, Inc., Class B(a)	432	929
RE/MAX Holdings, Inc., Class A	632	14,827
Realogy Holdings Corp.(a)	6,333	69,410
Redfin Corp.(a)(b)	5,744	64,046
RMR Group, Inc., Class A	541	14,758
St. Joe Co.	2,076	110,464
Tejon Ranch Co.(a)	507	9,283
Zillow Group, Inc., Class A(a)(b)	3,560	137,594
Zillow Group, Inc., Class C(a)(b)	9,338	371,839

		3,912,776

Road & Rail — 1.1%
AMERCO.	486	260,243
ArcBest Corp.	1,534	110,693
Avis Budget Group, Inc.(a)	2,329	623,403
Covenant Logistics Group, Inc.	245	5,032
CSX Corp.	123,026	4,224,713

21

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Daseke, Inc.(a)	1,895	$15,918
Heartland Express, Inc.	3,436	47,417
HyreCar, Inc.(a)	1,009	1,574
JB Hunt Transport Services, Inc.	4,687	800,774
Knight-Swift Transportation Holdings, Inc.	8,791	421,001
Landstar System, Inc.	2,119	328,233
Lyft, Inc., Class A(a)	16,184	527,598
Marten Transport Ltd.	2,723	47,326
Norfolk Southern Corp.	13,260	3,419,489
Old Dominion Freight Line, Inc.	5,616	1,573,154
Ryder System, Inc.	2,730	190,827
Saia, Inc.(a)	1,436	295,759
Schneider National, Inc., Class B	3,106	73,395
TuSimple Holdings, Inc., Class A(a)(b)	7,605	78,864
U.S. Xpress Enterprises, Inc., Class A(a)(b)	1,385	4,584
Uber Technologies, Inc.(a)(b)	89,120	2,805,498
Union Pacific Corp.	35,831	8,394,845
Universal Logistics Holdings, Inc.	345	6,997
Werner Enterprises, Inc.	3,145	124,636
XPO Logistics, Inc.(a)	5,381	289,444
Yellow Corp.(a)	3,485	15,613

		24,687,030

Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc.(a)	90,714	7,757,861
Allegro MicroSystems, Inc.(a)	2,315	56,278
Alpha & Omega Semiconductor Ltd.(a)	1,152	49,421
Ambarella, Inc.(a)	1,923	157,840
Amkor Technology, Inc.	5,568	104,734
Analog Devices, Inc.	29,281	4,520,401
Applied Materials, Inc.	49,248	5,434,517
Atomera, Inc.(a)(b)	815	8,517
Axcelis Technologies, Inc.(a)	2,013	109,608
AXT, Inc.(a)	1,214	7,163
Broadcom, Inc.	22,411	12,424,434
CEVA, Inc.(a)	1,470	53,420
Cirrus Logic, Inc.(a)	3,254	246,653
CMC Materials, Inc.	1,513	270,691
Cohu, Inc.(a)	2,510	66,666
Diodes, Inc.(a)	2,380	173,811
Enphase Energy, Inc.(a)	7,366	1,188,872
Entegris, Inc.	7,544	840,326
First Solar, Inc.(a)	5,715	417,366
FormFactor, Inc.(a)	4,220	160,824
Globalfoundries, Inc.(a)(b)	2,842	148,608
Ichor Holdings Ltd.(a)	1,435	41,773
Impinj, Inc.(a)(b)	1,213	59,752
Intel Corp.	224,573	9,789,137
KLA Corp.	8,402	2,682,423
Kopin Corp.(a)(b)	3,915	6,264
Kulicke & Soffa Industries, Inc.	3,414	158,444
Lam Research Corp.	7,803	3,634,325
Lattice Semiconductor Corp.(a)	7,732	371,445
MACOM Technology Solutions Holdings, Inc., Class H(a)	2,653	135,170
Marvell Technology, Inc.	46,665	2,710,303
MaxLinear, Inc.(a)	4,049	193,826
Meta Materials, Inc.(a)(b)	13,445	16,134
Microchip Technology, Inc.	29,998	1,955,870
Micron Technology, Inc.	62,197	4,241,213
MKS Instruments, Inc.	3,069	349,805
Monolithic Power Systems, Inc.	2,496	979,031
NeoPhotonics Corp.(a)	3,408	51,597

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NVE Corp.	172	$7,977
NVIDIA Corp.	132,970	24,661,946
NXP Semiconductors NV	14,659	2,505,223
ON Semiconductor Corp.(a)	23,310	1,214,684
Onto Innovation, Inc.(a)	2,592	184,395
PDF Solutions, Inc.(a)	1,754	40,780
Photronics, Inc.(a)	3,827	57,367
Power Integrations, Inc.	3,371	269,680
Qorvo, Inc.(a)	6,197	705,095
Qualcomm, Inc.	62,711	8,760,100
Rambus, Inc.(a)	5,861	145,997
Semtech Corp.(a)	3,724	221,950
Silicon Laboratories, Inc.(a)	2,130	287,358
SiTime Corp.(a)	898	151,376
SkyWater Technology, Inc.(a)(b)	811	4,963
Skyworks Solutions, Inc.	9,196	1,041,907
SMART Global Holdings, Inc.(a)	1,706	38,658
SunPower Corp.(a)(b)	3,988	65,842
Synaptics, Inc.(a)	2,218	329,240
Teradyne, Inc.	9,095	959,159
Texas Instruments, Inc.	51,364	8,744,721
Ultra Clean Holdings, Inc.(a)	2,740	85,406
Universal Display Corp.	2,371	302,848
Veeco Instruments, Inc.(a)	2,766	63,397
Wolfspeed, Inc.(a)(b)	6,339	581,350

		113,005,942

Software — 9.1%
8x8, Inc.(a)	6,460	59,238
A10 Networks, Inc.	3,291	46,995
ACI Worldwide, Inc.(a)	6,881	190,053
Adobe, Inc.(a)	26,180	10,365,971
Agilysys, Inc.(a)	963	35,448
Alarm.com Holdings, Inc.(a)	2,494	152,334
Alkami Technology, Inc.(a)	2,197	28,781
Altair Engineering, Inc., Class A(a)(b)	2,546	138,299
Alteryx, Inc., Class A(a)	3,321	213,208
American Software, Inc., Class A	1,641	28,061
Anaplan, Inc.(a)	7,960	517,320
ANSYS, Inc.(a)	4,754	1,310,630
Appfolio, Inc., Class A(a)	933	96,901
Appian Corp.(a)(b)	2,229	106,546
Asana, Inc., Class A(a)(b)	4,034	108,111
Aspen Technology, Inc.(a)	3,650	578,671
Atlassian Corp. PLC, Class A(a)	7,706	1,732,540
Autodesk, Inc.(a)	12,185	2,306,377
Avalara, Inc.(a)	4,932	375,177
Avaya Holdings Corp.(a)	5,377	49,737
AvidXchange Holdings, Inc.(a)	1,956	16,020
Benefitfocus, Inc.(a)	1,165	12,407
Bentley Systems, Inc., Class B	7,812	331,151
Bill.Com Holdings, Inc.(a)(b)	5,122	874,377
Black Knight, Inc.(a)	8,387	551,781
Blackbaud, Inc.(a)(b)	2,852	165,445
Blackline, Inc.(a)	2,925	196,121
Bottomline Technologies DE, Inc.(a)	2,348	132,944
Box, Inc., Class A(a)	7,480	229,038
BTRS Holdings, Inc., Class 1(a)	2,403	16,148
C3.AI, Inc., Class A(a)(b)	3,809	64,715
Cadence Design Systems, Inc.(a)	15,117	2,280,399
CDK Global, Inc.	6,738	366,615
Cerence, Inc.(a)	2,169	63,986
Ceridian HCM Holding, Inc.(a)	7,322	410,984

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
ChannelAdvisor Corp.(a)	1,810	$26,263
Citrix Systems, Inc.	6,794	680,079
Cleanspark, Inc.(a)(b)	1,688	10,955
CommVault Systems, Inc.(a)	2,559	156,099
Consensus Cloud Solutions, Inc.(a)	808	42,598
CoreCard Corp.(a)	318	7,247
Couchbase, Inc.(a)	653	11,101
Coupa Software, Inc.(a)	4,127	356,160
Crowdstrike Holdings, Inc., Class A(a)	11,032	2,192,720
CS Disco, Inc.(a)	641	19,685
Datadog, Inc., Class A(a)	14,047	1,696,597
Datto Holding Corp.(a)	1,098	38,101
Digimarc Corp.(a)(b)	495	12,806
Digital Turbine, Inc.(a)	4,848	153,439
DocuSign, Inc.(a)	10,789	873,909
Dolby Laboratories, Inc., Class A	3,556	275,483
Domo, Inc., Class B(a)(b)	1,416	58,651
DoubleVerify Holdings, Inc.(a)	2,950	64,163
Dropbox, Inc., Class A(a)	16,773	364,813
Duck Creek Technologies, Inc.(a)(b)	3,777	60,168
Dynatrace, Inc.(a)	10,863	416,705
E2open Parent Holdings, Inc.(a)	12,000	92,880
Ebix, Inc.	1,492	44,462
eGain Corp.(a)	724	7,493
Elastic NV(a)	4,259	324,280
Enfusion, Inc., Class A(a)(b)	1,551	19,806
EngageSmart, Inc.(a)	1,206	25,181
Envestnet, Inc.(a)	2,907	231,513
Everbridge, Inc.(a)(b)	2,056	88,614
EverCommerce, Inc.(a)(b)	1,361	16,849
Fair Isaac Corp.(a)	1,470	549,060
Five9, Inc.(a)	3,872	426,307
Fortinet, Inc.(a)	7,392	2,136,362
GTY Technology Holdings, Inc.(a)(b)	2,386	14,531
Guidewire Software, Inc.(a)	4,631	402,619
HubSpot, Inc.(a)	2,515	954,266
Informatica, Inc., Class A(a)(b)	1,702	33,121
Instructure Holdings, Inc.(a)	1,199	21,702
Intapp, Inc.(a)	938	23,394
InterDigital, Inc.	1,610	91,528
Intuit, Inc.	14,735	6,170,281
Jamf Holding Corp.(a)(b)	2,776	85,501
JFrog Ltd.(a)(b)	2,583	53,907
LivePerson, Inc.(a)(b)	3,328	75,279
Mandiant, Inc.(a)	12,939	284,399
Manhattan Associates, Inc.(a)	3,633	474,288
Marathon Digital Holdings, Inc.(a)(b)	4,804	74,942
MeridianLink, Inc.(a)(b)	1,066	17,216
Microsoft Corp.	418,933	116,262,286
MicroStrategy, Inc., Class A(a)(b)	482	170,710
Mimecast Ltd.(a)	3,493	278,322
Mitek Systems, Inc.(a)	2,481	27,713
Model N, Inc.(a)	2,003	51,758
Momentive Global, Inc.(a)	7,786	123,175
N-Able, Inc.(a)(b)	1,754	17,540
nCino, Inc.(a)(b)	3,554	133,239
NCR Corp.(a)	7,189	251,831
New Relic, Inc.(a)	2,815	178,105
NortonLifeLock, Inc.	30,172	755,507
Nutanix, Inc., Class A(a)	12,188	305,066
ON24, Inc.(a)	1,991	25,226
OneSpan, Inc.(a)	1,431	20,220

Security	Shares	Value

Software (continued)
Oracle Corp.	89,479	$6,567,759
PagerDuty, Inc.(a)(b)	4,021	114,880
Palantir Technologies, Inc., Class A(a)(b)	92,953	966,711
Palo Alto Networks, Inc.(a)	5,404	3,033,157
Paycom Software, Inc.(a)	2,847	801,345
Paycor HCM, Inc.(a)(b)	2,274	56,009
Paylocity Holding Corp.(a)	2,241	424,961
Pegasystems, Inc.	2,249	172,251
Ping Identity Holding Corp.(a)	4,136	108,074
Procore Technologies, Inc.(a)(b)	3,407	188,986
Progress Software Corp.	2,301	110,402
PROS Holdings, Inc.(a)	2,060	57,536
PTC, Inc.(a)	5,701	651,111
Q2 Holdings, Inc.(a)	3,026	156,535
Qualys, Inc.(a)	1,958	266,836
Rapid7, Inc.(a)(b)	3,273	312,637
Rekor Systems, Inc.(a)	2,062	6,124
Rimini Street, Inc.(a)	3,501	20,166
RingCentral, Inc., Class A(a)	4,394	372,831
Riot Blockchain, Inc.(a)(b)	4,243	43,024
Roper Technologies, Inc.	5,789	2,720,367
SailPoint Technologies Holding, Inc.(a)	5,099	325,469
salesforce.com, Inc.(a)	51,954	9,140,787
Sapiens International Corp. NV	2,240	52,058
SecureWorks Corp., Class A(a)(b)	607	6,701
ServiceNow, Inc.(a)(b)	11,105	5,309,300
ShotSpotter, Inc.(a)(b)	707	19,407
Smartsheet, Inc., Class A(a)	6,990	337,827
Smith Micro Software, Inc.(a)(b)	5,294	16,306
Splunk, Inc.(a)	8,998	1,097,936
Sprout Social, Inc., Class A(a)	2,404	147,317
SPS Commerce, Inc.(a)	1,996	238,781
Sumo Logic, Inc.(a)	4,469	41,919
Synopsys, Inc.(a)	8,361	2,397,851
Telos Corp.(a)	2,269	17,676
Tenable Holdings, Inc.(a)	5,180	286,091
Teradata Corp.(a)	5,990	247,686
Trade Desk, Inc., Class A(a)	24,005	1,414,375
Tyler Technologies, Inc.(a)	2,261	892,439
Unity Software, Inc.(a)(b)	8,388	557,047
Upland Software, Inc.(a)	1,510	22,529
Varonis Systems, Inc.(a)(b)	6,254	270,173
Verint Systems, Inc.(a)(b)	3,361	183,376
Veritone, Inc.(a)(b)	2,366	25,624
Viant Technology, Inc., Class A(a)	883	5,192
VirnetX Holding Corp.(a)	2,642	3,752
VMware, Inc., Class A	12,415	1,341,317
Vonage Holdings Corp.(a)	13,838	276,206
Workday, Inc., Class A(a)	10,754	2,222,852
Workiva, Inc.(a)(b)	2,487	240,020
Xperi Holding Corp.	5,535	86,346
Yext, Inc.(a)	5,854	33,895
Zendesk, Inc.(a)	6,711	819,010
Zoom Video Communications, Inc., Class A(a)	12,172	1,211,966
Zscaler, Inc.(a)(b)	4,378	887,596
Zuora, Inc., Class A(a)(b)	5,649	68,748

		210,408,027

Specialty Retail — 2.2%
Aaron’s Co., Inc.	1,983	40,711
Abercrombie & Fitch Co., Class A(a)	3,245	112,212
Academy Sports & Outdoors, Inc.	4,216	157,510
Advance Auto Parts, Inc.	3,485	695,711

23

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
American Eagle Outfitters, Inc.	8,725	$131,835
America’s Car-Mart, Inc.(a)	281	22,719
Arko Corp.	8,681	80,473
Asbury Automotive Group, Inc.(a)	1,345	247,090
AutoNation, Inc.(a)(b)	2,386	276,561
AutoZone, Inc.(a)	1,156	2,260,523
Barnes & Noble Education, Inc.(a)	2,311	7,025
Bath & Body Works, Inc.	13,234	699,946
Bed Bath & Beyond, Inc.(a)	6,264	85,253
Best Buy Co., Inc.	13,274	1,193,731
Big 5 Sporting Goods Corp.	1,094	15,830
Boot Barn Holdings, Inc.(a)	1,545	139,143
Buckle, Inc.	1,687	52,398
Burlington Stores, Inc.(a)	3,757	764,775
Caleres, Inc.	2,081	47,717
Camping World Holdings, Inc., Class A(b)	2,185	56,111
CarLotz, Inc.(a)	3,902	3,465
CarMax, Inc.(a)(b)	9,093	779,998
Carvana Co.(a)(b)	4,840	280,526
Cato Corp., Class A	2,025	27,439
Chico’s FAS, Inc.(a)	7,580	40,174
Children’s Place, Inc.(a)	869	40,261
Citi Trends, Inc.(a)(b)	548	15,328
Conn’s, Inc.(a)	641	10,032
Container Store Group, Inc.(a)	1,057	8,086
Designer Brands, Inc., Class A	3,326	45,965
Dick’s Sporting Goods, Inc.	3,454	333,035
Five Below, Inc.(a)	2,942	462,188
Floor & Decor Holdings, Inc., Class A(a)	5,809	463,094
Foot Locker, Inc.	5,084	149,012
GameStop Corp., Class A(a)(b)	3,549	443,873
Gap, Inc.	11,272	139,998
Genesco, Inc.(a)	1,043	64,697
Group 1 Automotive, Inc.	957	166,652
GrowGeneration Corp.(a)(b)	2,856	16,879
Guess?, Inc.	1,837	41,277
Haverty Furniture Cos., Inc.	1,048	26,022
Hibbett, Inc.	1,069	46,159
Home Depot, Inc.	57,979	17,416,892
JOANN, Inc.(b)	2,118	22,112
Kirkland’s, Inc.(a)	980	7,085
Leslie’s, Inc.(a)(b)	7,693	150,783
Lithia Motors, Inc.	1,673	473,677
LL Flooring Holdings, Inc.(a)	1,004	13,865
Lowe’s Cos., Inc.	37,329	7,381,063
MarineMax, Inc.(a)	887	36,296
Monro, Inc.	1,675	76,598
Murphy USA, Inc.	1,316	307,418
National Vision Holdings, Inc.(a)	4,693	176,691
ODP Corp.(a)	2,695	115,966
OneWater Marine, Inc., Class A	684	22,360
O’Reilly Automotive, Inc.(a)	3,685	2,235,137
Party City Holdco, Inc.(a)	5,630	17,397
Penske Automotive Group, Inc.	1,642	172,114
Petco Health & Wellness Co., Inc.(a)(b)	3,824	73,650
Rent-A-Center, Inc.	3,760	90,691
RH(a)	985	331,078
Ross Stores, Inc.	19,560	1,951,501
Sally Beauty Holdings, Inc.(a)	7,155	108,184
Shift Technologies, Inc.(a)(b)	3,114	4,173
Shoe Carnival, Inc.	744	22,461
Signet Jewelers Ltd.	2,955	207,441

Security	Shares	Value

Specialty Retail (continued)
Sleep Number Corp.(a)	1,237	$50,173
Sonic Automotive, Inc., Class A	1,309	55,698
Sportsman’s Warehouse Holdings, Inc.(a)	1,930	18,547
Tilly’s, Inc., Class A	598	5,274
TJX Cos., Inc.	65,771	4,030,447
Tractor Supply Co.	6,325	1,274,171
TravelCenters of America, Inc.(a)	768	29,192
Ulta Beauty, Inc.(a)	2,964	1,176,115
Urban Outfitters, Inc.(a)	3,600	85,680
Victoria’s Secret and Co.(a)(b)	4,088	192,627
Vroom, Inc.(a)(b)	6,816	10,633
Williams-Sonoma, Inc.	4,109	536,142
Winmark Corp.	223	45,314
Zumiez, Inc.(a)	980	35,897

		49,651,977

Technology Hardware, Storage & Peripherals — 6.1%
3D Systems Corp.(a)	7,065	80,117
Apple, Inc.	858,224	135,299,014
Avid Technology, Inc.(a)	1,825	57,871
Corsair Gaming, Inc.(a)(b)	1,838	27,809
Dell Technologies, Inc., Class C	14,834	697,346
Diebold Nixdorf, Inc.(a)(b)	2,781	11,402
Eastman Kodak Co.(a)(b)	1,722	8,903
Hewlett Packard Enterprise Co.	71,749	1,105,652
HP, Inc.	59,145	2,166,481
NetApp, Inc.	12,218	894,968
Pure Storage, Inc., Class A(a)	15,016	439,969
Quantum Corp.(a)(b)	2,963	5,541
Super Micro Computer, Inc.(a)	2,842	119,648
Turtle Beach Corp.(a)	776	12,913
Western Digital Corp.(a)	17,359	921,242
Xerox Holdings Corp.	8,090	140,766

		141,989,642

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	8,141	388,326
Carter’s, Inc.	1,989	167,553
Columbia Sportswear Co.	2,136	175,494
Crocs, Inc.(a)	3,312	220,016
Deckers Outdoor Corp.(a)	1,543	410,052
Fossil Group, Inc.(a)	3,093	30,559
G-III Apparel Group Ltd.(a)	2,509	66,438
Hanesbrands, Inc.	19,037	252,431
Kontoor Brands, Inc.	3,157	125,428
Lululemon Athletica, Inc.(a)	6,270	2,223,530
Movado Group, Inc.	1,241	44,639
NIKE, Inc., Class B	68,777	8,576,492
Oxford Industries, Inc.	853	76,429
PLBY Group, Inc.(a)	1,732	15,311
PVH Corp.	3,945	287,117
Ralph Lauren Corp.	2,653	276,814
Rocky Brands, Inc.	309	11,900
Skechers USA, Inc., Class A(a)	7,375	282,463
Steven Madden Ltd.	4,857	199,428
Superior Group of Cos., Inc.	916	14,564
Tapestry, Inc.	14,993	493,570
Under Armour, Inc., Class A(a)	11,440	175,718
Under Armour, Inc., Class C(a)(b)	9,628	136,621
Unifi, Inc.(a)	322	4,724
Vera Bradley, Inc.(a)	696	4,280

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
VF Corp.	17,939	$932,828
Wolverine World Wide, Inc.	4,311	85,444

		15,678,169

Thrifts & Mortgage Finance — 0.1%
Axos Financial, Inc.(a)	2,871	108,753
Blue Foundry Bancorp(a)	1,829	23,082
Bridgewater Bancshares, Inc.(a)	1,355	21,707
Capitol Federal Financial, Inc.	5,759	55,459
Columbia Financial, Inc.(a)	2,444	46,314
Essent Group Ltd.	6,252	253,394
Federal Agricultural Mortgage Corp., Class C	456	46,708
Flagstar Bancorp, Inc.	2,381	84,049
Hingham Institution for Savings	79	25,523
Home Bancorp, Inc.	190	7,283
Kearny Financial Corp.	3,052	36,197
Merchants Bancorp	607	14,277
MGIC Investment Corp.	17,298	225,912
Mr. Cooper Group, Inc.(a)	3,293	148,086
New York Community Bancorp, Inc.	24,685	228,089
NMI Holdings, Inc., Class A(a)	4,380	80,504
Northfield Bancorp, Inc.	1,190	15,577
Ocwen Financial Corp.(a)(b)	722	15,018
PCSB Financial Corp.	450	8,244
PennyMac Financial Services, Inc.	1,842	89,448
Provident Bancorp, Inc.	875	13,930
Provident Financial Services, Inc.	3,731	82,567
Radian Group, Inc.	9,698	207,440
Rocket Cos., Inc., Class A(b)	8,388	74,234
Southern Missouri Bancorp, Inc.	347	14,643
TFS Financial Corp.	3,225	48,343
TrustCo Bank Corp.	719	22,397
UWM Holdings Corp.	6,038	22,401
Walker & Dunlop, Inc.	1,704	204,071
Waterstone Financial, Inc.	3,037	48,774
WSFS Financial Corp.	3,534	141,607

		2,414,031

Tobacco — 0.6%
22nd Century Group, Inc.(a)	7,514	14,352
Altria Group, Inc.	101,626	5,647,357
Philip Morris International, Inc.	86,663	8,666,300
Turning Point Brands, Inc.	705	22,130
Universal Corp.	1,325	76,651
Vector Group Ltd.	7,931	100,882

		14,527,672

Trading Companies & Distributors — 0.4%
Air Lease Corp.	6,106	245,950
Alta Equipment Group, Inc.(a)	1,686	18,967
Applied Industrial Technologies, Inc.	1,995	208,857
Beacon Roofing Supply, Inc.(a)	2,873	171,317
BlueLinx Holdings, Inc.(a)	482	32,135
Boise Cascade Co.	2,096	158,416
Core & Main, Inc., Class A(a)	1,912	45,429
Custom Truck One Source, Inc.(a)	2,724	17,897
DXP Enterprises, Inc.(a)	556	13,138
EVI Industries, Inc.(a)	262	3,744
Fastenal Co.	32,147	1,778,051
GATX Corp.	1,891	195,510
Global Industrial Co.	1,009	31,138
GMS, Inc.(a)	2,440	116,998

Security	Shares	Value

Trading Companies & Distributors (continued)
H&E Equipment Services, Inc.	1,772	$62,871
Herc Holdings, Inc.	1,460	186,617
Lawson Products, Inc.(a)	255	9,687
McGrath RentCorp	1,253	104,575
MRC Global, Inc.(a)	4,647	55,718
MSC Industrial Direct Co., Inc., Class A	2,382	197,372
NOW, Inc.(a)	6,770	73,793
Rush Enterprises, Inc., Class A	2,846	144,804
Rush Enterprises, Inc., Class B	399	19,332
SiteOne Landscape Supply, Inc.(a)	2,549	359,485
Textainer Group Holdings Ltd.	2,893	97,031
Titan Machinery, Inc.(a)	1,169	27,565
Transcat, Inc.(a)	348	25,404
Triton International Ltd.	3,850	235,196
United Rentals, Inc.(a)	3,950	1,250,254
Univar Solutions, Inc.(a)	9,155	266,594
Veritiv Corp.(a)	789	110,886
W.W. Grainger, Inc.	2,568	1,284,077
Watsco, Inc.	1,802	480,738
WESCO International, Inc.(a)(b)	2,504	308,643

		8,338,189

Water Utilities — 0.1%
American States Water Co.	2,002	157,477
American Water Works Co., Inc.	10,145	1,563,142
Artesian Resources Corp., Class A	493	22,924
Cadiz, Inc.(a)	459	909
California Water Service Group	2,801	145,288
Essential Utilities, Inc.	12,768	571,496
Global Water Resources, Inc.	881	12,616
Middlesex Water Co.	903	80,322
Pure Cycle Corp.(a)	1,623	16,960
SJW Group	1,481	87,379
York Water Co.	673	26,032

		2,684,545

Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	4,035	74,284
Shenandoah Telecommunications Co.	2,672	53,974
Telephone & Data Systems, Inc.	5,293	96,968
T-Mobile U.S., Inc.(a)	32,677	4,023,846
U.S. Cellular Corp.(a)	1,024	29,471

		4,278,543

Total Common Stocks — 98.2% (Cost: $1,629,669,759)		2,274,385,191

Investment Companies
Equity Funds — 1.1%
iShares Russell 3000 ETF(d)	104,159	24,860,670

Total Investment Companies — 1.1% (Cost: $25,197,036)		24,860,670

25

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Biotechnology — 0.0%
Pulse Biosciences, Inc.	649	$—

Total Rights — 0.0% (Cost: $ — )		—

Total Long-Term Investments — 99.3% (Cost: $1,654,866,795)		2,299,245,861

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.41%(d)(e)(f)	35,038,482	35,038,482
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.37%(d)(e)	18,623,875	18,623,875

Total Short-Term Securities — 2.3% (Cost: $53,656,218)		53,662,357

Total Investments — 101.6% (Cost: $1,708,523,013)		2,352,908,218

Liabilities in Excess of Other Assets — (1.6)%		(37,089,701)

Net Assets — 100.0%		$2,315,818,517

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,776,918	$6,276,661	(a)	$—	$(13,109)	$(1,988)	$35,038,482	35,038,482	$112,953	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,326,350	6,297,525	(a)	—	—	—	18,623,875	18,623,875	3,433		—
BlackRock, Inc.	6,385,840	817,211		(288,099)	(42,451)	(1,909,418)	4,963,083	7,945	103,370		—
iShares Russell 3000 ETF	17,801,070	139,460,724		(131,147,040)	2,195,388	(3,449,472)	24,860,670	104,159	156,328		—

					$2,139,828	$(5,360,878)	$83,486,110		$376,084		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	19	06/17/22	$1,768	$(60,768)
S&P 500 E-Mini Index	52	06/17/22	10,732	(216,538)

				$(277,306)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$35,264,797	$—	$—	$35,264,797
Air Freight & Logistics	12,426,959	—	—	12,426,959
Airlines	5,736,606	—	—	5,736,606
Auto Components	4,706,390	—	—	4,706,390
Automobiles	47,304,296	—	—	47,304,296
Banks	90,056,039	—	—	90,056,039
Beverages	34,583,972	—	—	34,583,972
Biotechnology	54,106,771	1,603	1,200	54,109,574
Building Products	13,351,396	—	—	13,351,396
Capital Markets	66,543,240	—	—	66,543,240
Chemicals	33,315,447	—	—	33,315,447
Commercial Services & Supplies	12,673,819	—	—	12,673,819
Communications Equipment	18,223,857	—	—	18,223,857
Construction & Engineering	4,426,087	—	—	4,426,087
Construction Materials	2,973,331	—	—	2,973,331
Consumer Finance	14,430,987	—	—	14,430,987
Containers & Packaging	9,199,658	—	—	9,199,658
Distributors	2,552,790	—	—	2,552,790
Diversified Consumer Services	3,007,223	—	—	3,007,223

27

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Diversified Financial Services	$35,095,237	$—	$—	$35,095,237
Diversified Telecommunication Services	19,639,584	—	—	19,639,584
Electric Utilities	38,288,296	—	—	38,288,296
Electrical Equipment	14,856,232	—	—	14,856,232
Electronic Equipment, Instruments & Components	16,174,176	—	—	16,174,176
Energy Equipment & Services	8,209,020	—	—	8,209,020
Entertainment	28,666,962	—	—	28,666,962
Equity Real Estate Investment Trusts (REITs)	81,730,945	—	—	81,730,945
Food & Staples Retailing	34,477,264	—	—	34,477,264
Food Products	25,460,074	—	—	25,460,074
Gas Utilities	3,183,078	—	—	3,183,078
Health Care Equipment & Supplies	63,056,148	—	—	63,056,148
Health Care Providers & Services	69,189,317	—	—	69,189,317
Health Care Technology	4,651,100	—	—	4,651,100
Hotels, Restaurants & Leisure	46,124,563	—	—	46,124,563
Household Durables	9,652,884	—	—	9,652,884
Household Products	30,645,403	—	—	30,645,403
Independent Power and Renewable Electricity Producers	2,153,354	—	—	2,153,354
Industrial Conglomerates	16,495,031	—	—	16,495,031
Insurance	51,699,436	—	—	51,699,436
Interactive Media & Services	104,560,887	—	—	104,560,887
Internet & Direct Marketing Retail	64,080,630	—	—	64,080,630
IT Services	102,648,862	—	—	102,648,862
Leisure Products	2,850,302	—	—	2,850,302
Life Sciences Tools & Services	39,139,733	—	—	39,139,733
Machinery	40,138,664	—	—	40,138,664
Marine	574,031	—	—	574,031
Media	21,618,288	—	—	21,618,288
Metals & Mining	14,960,114	17,881	—	14,977,995
Mortgage Real Estate Investment Trusts (REITs)	3,139,684	—	—	3,139,684
Multiline Retail	12,541,442	—	—	12,541,442
Multi-Utilities	18,192,837	—	—	18,192,837
Oil, Gas & Consumable Fuels	87,559,953	—	—	87,559,953
Paper & Forest Products	516,840	—	—	516,840
Personal Products	4,566,393	—	—	4,566,393
Pharmaceuticals	87,895,771	—	—	87,895,771
Professional Services	13,471,764	—	—	13,471,764
Real Estate Management & Development	3,912,776	—	—	3,912,776
Road & Rail	24,687,030	—	—	24,687,030
Semiconductors & Semiconductor Equipment	113,005,942	—	—	113,005,942
Software	210,408,027	—	—	210,408,027
Specialty Retail	49,651,977	—	—	49,651,977
Technology Hardware, Storage & Peripherals	141,989,642	—	—	141,989,642
Textiles, Apparel & Luxury Goods	15,678,169	—	—	15,678,169
Thrifts & Mortgage Finance	2,414,031	—	—	2,414,031
Tobacco	14,527,672	—	—	14,527,672
Trading Companies & Distributors	8,338,189	—	—	8,338,189
Water Utilities	2,684,545	—	—	2,684,545
Wireless Telecommunication Services	4,278,543	—	—	4,278,543
Investment Companies	24,860,670	—	—	24,860,670
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	53,662,357	—	—	53,662,357

	$2,352,887,534	$19,484	$1,200	$2,352,908,218

Derivative Financial Instruments(a) Liabilities
Equity Contracts	$(277,306)	$—	$—	$(277,306)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Total U.S. Stock Market Index Fund

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

29